FILE NOS. 333-119867
                                                                        811-21624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [   ]
Pre-Effective Amendment No. ______ [   ]
Post-Effective Amendment No.   35      [X]

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940
Amendment No.   40     [X]

(Check appropriate box or boxes.)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

               5701 Golden Hills Drive, Minneapolis, MN                                                                                          55416
_________________________________________________________________________     ___________________________
                 (Address of Principal Executive Offices)                                                                                   (Zip Code)

Registrant's Telephone Number, including Area Code (763) 765-7453

Erik T. Nelson, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2018

It is proposed that this filing will become effective (check appropriate box)
         [   ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2018 pursuant to paragraph (b)
         [   ] 60 days after filing pursuant to paragraph (a)(1)
         [   ] on (date) pursuant to paragraph (a)(1)
         [   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
PROSPECTUS

  ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
 (THE "TRUST")
Prospectus dated May 1. 2018
The AZL Fusion Funds AZL MVP FusionSM Dynamic Balanced Fund AZL MVP FusionSM Dynamic Conservative Fund AZL MVP FusionSM Dynamic Moderate Fund
The AZL Index Strategy Funds AZL® Balanced Index Strategy Fund AZL® MVP Balanced Index Strategy Fund AZL® MVP Growth Index Strategy Fund AZL® MVP Moderate Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® MVP BlackRock Global Strategy Plus Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund (formerly, AZL® MVP Pyramis® Multi-Strategy Fund)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Allianz Investment Management LLC (the "Manager")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (each, a "Contract," and collectively, the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.
This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.
Questions?
Call toll free 1‑800-624-0197
 or your investment representative.
The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.
AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

Table of Contents

Fund Summaries	3
AZL MVP FusionSM Dynamic Balanced Fund	3
AZL MVP FusionSM Dynamic Conservative Fund	7
AZL MVP FusionSM Dynamic Moderate Fund	11
AZL® Balanced Index Strategy Fund	15
AZL® MVP Balanced Index Strategy Fund	20
AZL® MVP Growth Index Strategy Fund	25
AZL® MVP Moderate Index Strategy Fund	30
AZL® DFA Multi-Strategy Fund	35
AZL® MVP BlackRock Global Strategy Plus Fund	40
AZL® MVP DFA Multi-Strategy Fund	46
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
(formerly, AZL® MVP Pyramis® Multi-Strategy Fund)	51
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	57
Tax Information	63
Financial Intermediary Compensation	63
More about the Funds	64
Overview	64
The AZL FusionSM Funds	65
The Underlying Funds	68
The AZL® MVP Funds	78
Principal Investment Risks	79
Fund Management	101
The Manager	101
Duties of the Manager	101
Management Fees	102
The Administrator	103
The Distributor	103
Payments to Affiliated Insurance Companies	103
Other Administrative Services	104
Legal Proceedings	104
The Commodity Exchange Act	104
Shareholder Information	105
Pricing of Fund Shares	105
Purchase and Redemption of Shares	105
Market Timing	106
Dividends, Distributions, and Taxes	106
Portfolio Securities	107
Financial Highlights	108
For More Information	120
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Balanced Fund

FUND SUMMARIES

AZL MVP FUSIONSM DYNAMIC BALANCED FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.74%
Total Annual Fund Operating Expenses	0.96%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 50% of its assets to underlying equity funds and approximately 50% of its assets in the underlying fixed income funds.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes both strategic and dynamic asset allocation models to help determine appropriate asset allocations for the Fund among the underlying funds. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Balanced Fund

Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds as described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
• Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation between equity funds and fixed income funds or the futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
• Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
• Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
• Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Balanced Fund

by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
• Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
• Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
• Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
• Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
• Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
• Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
• Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
• Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
• Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.
• Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
• Income Risk – Falling interest rates may cause a fund's income to decline.
• Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
• Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
• U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Balanced Fund

(50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
-27.44%
26.71%
11.07%
-0.90%
11.39%
11.46%
4.59%
-1.27%
5.40%
12.23%
2008
2009
2010
2011
2012
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	12.93%
Lowest (Q4, 2008)	-14.80%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Ten Years Ended December 31, 2017
AZL MVP FusionSM Dynamic Balanced Fund	12.23%	6.36%	4.38%
S&P 500 Index*	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	4.01%
Balanced Composite Index*	12.42%	8.87%	6.65%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Johan Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Conservative Fund

AZL MVP FUSIONSM DYNAMIC CONSERVATIVE FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.73%
Total Annual Fund Operating Expenses	0.96%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 35% of its assets to underlying equity funds and approximately 65% of its assets in the underlying fixed income funds.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes both strategic and dynamic asset allocation models to help determine appropriate asset allocations for the Fund among the underlying funds. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds as described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Conservative Fund

futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
• Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation between equity funds and fixed income funds or the futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
• Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
• Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
• Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Conservative Fund

held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
• Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
• Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
• Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
• Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
• Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
• Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
• Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
• Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
• Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.
• Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
• Income Risk – Falling interest rates may cause a fund's income to decline.
• Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
• Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
• U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (35%) and the Bloomberg Barclays U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Conservative Fund

Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
10.96%
0.64%
11.27%
7.96%
4.81%
-0.77%
5.32%
9.31%
2010
2011
2012
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	6.75%
Lowest (Q3, 2011)	-6.87%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (10/23/2009)
AZL MVP FusionSM Dynamic Conservative Fund	9.31%	5.27%	6.19%
S&P 500 Index*	21.83%	15.79%	14.09%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	3.56%
Conservative Composite Index*	9.70%	6.83%	7.38%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Johan Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Moderate Fund

AZL MVP FUSIONSM DYNAMIC MODERATE FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.76%
Total Annual Fund Operating Expenses	0.98%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 60% of its assets to underlying equity funds and approximately 40% of its assets in the underlying fixed income funds.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes both strategic and dynamic asset allocation models to help determine appropriate asset allocations for the Fund among the underlying funds. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds as described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Moderate Fund

futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
• Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the overall asset allocation between equity funds and fixed income funds or the futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
• Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
• Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
• Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Moderate Fund

held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
• Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
• Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
• Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
• Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
• Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
• Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
• Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
• Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
• Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.
• Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
• Income Risk – Falling interest rates may cause a fund's income to decline.
• Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
• Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
• U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL MVP FusionSM Dynamic Moderate Fund

Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
-32.76%
29.42%
11.74%
-2.84%
12.53%
15.17%
4.24%
-1.71%
4.29%
13.98%
2008
2009
2010
2011
2012
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	14.82%
Lowest (Q4, 2008)	-18.42%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Ten Years Ended December 31, 2017
AZL MVP FusionSM Dynamic Moderate Fund	13.98%	7.00%	4.08%
S&P 500 Index*	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	4.01%
Moderate Composite Index*	14.26%	10.25%	7.09%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; Mark Glad, portfolio manager, since April 2013; and Johan Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® Balanced Index Strategy Fund

AZL® BALANCED INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.61%
Total Annual Fund Operating Expenses	0.69%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in a combination of five underlying index funds:
FUND                                                                TARGET ALLOCATION
•	AZL Enhanced Bond Index Fund 50%
•	AZL S&P 500 Index Fund 26%
•	AZL International Index Fund 12.5%
•	AZL Mid Cap Index Fund 7.5%
•	AZL Small Cap Stock Index Fund 4.0%
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 50% of its assets in the underlying equity index funds and approximately 50% of its assets in the underlying bond index fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® Balanced Index Strategy Fund

contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has discretion to adjust allocations to underlying funds.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•
Index Fund Risk – The underlying funds generally do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund's performance.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® Balanced Index Strategy Fund

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
•	Income Risk – Falling interest rates may cause a fund's income to decline.
•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Derivatives Risk – Certain underlying funds may invest in derivative instruments, which involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Leveraging Risk – Certain underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund's returns.
•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

•	Portfolio Turnover – Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund's performance.
•	Private Placed Securities Risk – Certain underlying funds may invest in privately placed securities, which are subject to resale restrictions.
•
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the fund may lose money.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions which involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the fund's portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® Balanced Index Strategy Fund

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
10.50%
2.41%
10.29%
12.93%
6.11%
0.01%
6.75%
11.50%
2010
2011
2012
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	7.45%
Lowest (Q3, 2011)	-7.07%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (7/10/2009)
AZL® Balanced Index Strategy Fund	11.50%	7.36%	8.74%
S&P 500 Index*	21.83%	15.79%	16.44%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	3.74%
Balanced Composite Index*	12.42%	8.87%	10.19%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® Balanced Index Strategy Fund

The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; and John Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Balanced Index Strategy Fund

AZL® MVP BALANCED INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.58%
Total Annual Fund Operating Expenses	0.71%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in a combination of five underlying index funds:
FUND                                                                     TARGET ALLOCATION
•	AZL Enhanced Bond Index Fund 50%
•	AZL S&P 500 Index Fund 26%
•	AZL International Index Fund 12.5%
•	AZL Mid Cap Index Fund 7.5%
•	AZL Small Cap Stock Index Fund 4.0%
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 50% of its assets in the underlying equity index funds and approximately 50% of its assets in the underlying bond index fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Balanced Index Strategy Fund

shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Balanced Index Strategy Fund

produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•
Index Fund Risk – The underlying funds generally do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund's performance.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Interest Rate Risk – Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Balanced Index Strategy Fund

•	Income Risk – Falling interest rates may cause a fund's income to decline.
•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Derivatives Risk – Certain underlying funds may invest in derivative instruments, which involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Leveraging Risk – Certain underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund's returns.
•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

•	Portfolio Turnover – Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund's performance.
•	Private Placed Securities Risk – Certain underlying funds may invest in privately placed securities, which are subject to resale restrictions.
•
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the fund may lose money.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions which involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the fund's portfolio.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Balanced Index Strategy Fund

Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
12.56%
6.09%
-0.22%
6.61%
11.40%
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	4.40%
Lowest (Q3, 2015)	-3.32%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (1/10/2012)
AZL® MVP Balanced Index Strategy Fund	11.40%	7.19%	7.44%
S&P 500 Index*	21.83%	15.79%	15.36%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	2.47%
Balanced Composite Index*	12.42%	8.87%	8.89%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since January 2012; Mark Glad, portfolio manager, since April 2013; and Johan Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Growth Index Strategy Fund

AZL® MVP GROWTH INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.01%
Acquired Fund Fees and Expenses(1)	0.56%
Total Annual Fund Operating Expenses	0.67%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was less than 4% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in a combination of five underlying index funds:
FUND                                                            TARGET ALLOCATION
•	AZL Enhanced Bond Index Fund 25%
•	AZL S&P 500 Index Fund 38%
•	AZL International Index Fund 20%
•	AZL Mid Cap Index Fund 11.5%
•	AZL Small Cap Stock Index Fund 5.5%
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 75% of its assets in the underlying equity index funds and approximately 25% of its assets in the underlying bond index fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Growth Index Strategy Fund

shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 13% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Growth Index Strategy Fund

produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•
Index Fund Risk – The underlying funds generally do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund's performance.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Growth Index Strategy Fund

•	Income Risk – Falling interest rates may cause a fund's income to decline.
•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Derivatives Risk – Certain underlying funds may invest in derivative instruments, which involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Leveraging Risk – Certain underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund's returns.
•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

•	Portfolio Turnover – Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund's performance.
•	Private Placed Securities Risk – Certain underlying funds may invest in privately placed securities, which are subject to resale restrictions.
•
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the fund may lose money.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions which involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the fund's portfolio.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (75%) and the Bloomberg Barclays U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Growth Index Strategy Fund

Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
20.85%
6.47%
-0.80%
6.80%
15.96%
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	6.85%
Lowest (Q3, 2015)	-5.34%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (1/10/2012)
AZL® MVP Growth Index Strategy Fund	15.96%	9.59%	9.86%
S&P 500 Index*	21.83%	15.79%	15.36%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	2.47%
Growth Composite Index*	17.06%	12.32%	12.12%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, January 2012; Mark Glad, portfolio manager, since April 2013; and Johan Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Moderate Index Strategy Fund

AZL® MVP MODERATE INDEX STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.57%
Total Annual Fund Operating Expenses	0.69%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in a combination of five underlying index funds:
FUND                                                               TARGET ALLOCATION
•	AZL Enhanced Bond Index Fund 40%
•	AZL S&P 500 Index Fund 31.5%
•	AZL International Index Fund 15%
•	AZL Mid Cap Index Fund 9%
•	AZL Small Cap Stock Index Fund 4.5%
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity index funds and approximately 40% of its assets in the underlying bond index fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Moderate Index Strategy Fund

allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Moderate Index Strategy Fund

allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•
Index Fund Risk – The underlying funds generally do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund's performance.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund's earnings.
•	Income Risk – Falling interest rates may cause a fund's income to decline.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Moderate Index Strategy Fund

•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Derivatives Risk – Certain underlying funds may invest in derivative instruments, which involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Leveraging Risk – Certain underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund's returns.
•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

•	Portfolio Turnover – Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund's performance.
•	Private Placed Securities Risk – Certain underlying funds may invest in privately placed securities, which are subject to resale restrictions.
•
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the fund may lose money.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions which involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the fund's portfolio.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP Moderate Index Strategy Fund

Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
23.88%
8.42%
-3.21%
5.43%
13.21%
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	9.29%
Lowest (Q3, 2015)	-6.11%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (1/10/2012)
AZL® MVP Moderate Index Strategy Fund	13.21%	9.19%	9.17%
S&P 500 Index*	21.83%	15.79%	15.36%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	2.47%
Balanced Composite Index*	14.26%	10.25%	10.18%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since January 2012; Mark Glad, portfolio manager, since April 2013; and Johan Grahn, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® DFA Multi-Strategy Fund

AZL® DFA MULTI-STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.90%
Total Annual Fund Operating Expenses	0.97%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in a combination of five underlying funds, subadvised by Dimensional Fund Advisors LP:
FUND                                                                                             TARGET ALLOCATION
•	AZL DFA Five-Year Global Fixed Income Fund 40%
•	AZL DFA U.S. Core Equity Fund 38%
•	AZL DFA U.S. Small Cap Fund 10%
•	AZL DFA International Core Equity Fund 7%
•	AZL DFA Emerging Markets Core Equity Fund 5%
The AZL DFA Five-Year Global Fixed Income Fund is a bond index fund, and the other four underlying funds are equity funds. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity funds and approximately 40% of its assets in the underlying bond fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® DFA Multi-Strategy Fund

shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
AZL DFA Five-Year Global Fixed Income Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value. The fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the subadviser of the fund expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the fund invests are considered investment grade at the time of purchase. Under normal market conditions, the fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
AZL DFA U.S. Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. The subadviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the subadviser. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. companies.
AZL DFA U.S. Small Cap Fund seeks long-term capital appreciation. The fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-cap company, the greater its representation in the fund. Under normal circumstances, the fund will invest at least 80% of its net assets in securities of small-cap U.S. companies.
AZL DFA International Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this fund, the subadviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities.
AZL DFA Emerging Markets Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities associated with emerging markets, as designated by the subadviser, which may include frontier markets (emerging market countries in an earlier stage of development), with a greater emphasis on small capitalization, value and high profitability companies. Under normal circumstances, the fund will invest at least 80% of its net assets in emerging markets equity investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® DFA Multi-Strategy Fund

desired results. Further, because the Manager has limited discretion to change the underlying fund allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has discretion to adjust allocations to underlying funds.
•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because each underlying fund is actively managed, there can be no guarantee that investment decisions made for the funds will produce the desired results.
•
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an underlying fund to at times underperform equity funds that use other investment strategies.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.

•
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund.

•
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® DFA Multi-Strategy Fund

relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Multi-Strategy Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return

Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
13.42%
0.01%
13.33%
21.07%
6.53%
-0.67%
9.32%
12.69%
2010
2011
2012
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	10.19%
Lowest (Q3, 2011)	-12.04%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (7/10/2009)
AZL® DFA Multi-Strategy Fund	12.69%	9.56%	10.90%
S&P 500 Index*	21.83%	15.79%	16.44%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	3.74%
Multi-Strategy Composite Index*	14.26%	10.25%	11.46%
*	Reflects no deduction for fees, expenses, or taxes.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® DFA Multi-Strategy Fund

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since November 2010; and Brian Mong, CFA, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP BlackRock Global Strategy Plus Fund

AZL® MVP BLACKROCK GLOBAL STRATEGY PLUS FUND

Investment Objective

The Fund seeks high total investment return.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.61%
Acquired Fund Fees and Expenses(1)	0.31%
Total Annual Fund Operating Expenses	1.02%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective primarily by investing in a combination of three underlying funds:
FUND                                                                             TARGET ALLOCATION
•	AZL BlackRock Global Allocation Fund 50%
•	AZL Enhanced Bond Index Fund 30%
•	AZL MSCI Global Equity Index Fund 20%
These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.
The "Plus" in the Fund's name refers to the combination of the underlying AZL BlackRock Global Allocation Fund with complementary exposure to the two underlying index funds that seeks to provide the Fund with a broad and diverse exposure across both equity and fixed income markets.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP BlackRock Global Strategy Plus Fund

The AZL BlackRock Global Allocation Fund, which is subadvised by BlackRock Investment Management, LLC, seeks high total investment return. It normally invests in a portfolio of equity, debt and money market securities. Generally, the underlying fund's portfolio will include both equity and debt securities. In selecting equity investments, the subadviser mainly seeks securities that it believes are undervalued. The underlying fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The underlying fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The underlying fund may also invest in real estate investment trusts and securities related to real assets (like real estate- or precious metals-related securities) such as stocks, bonds or convertible bonds issued by REITs or companies that mine precious metals. Generally, the underlying fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The underlying fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities.
The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. Under normal circumstances, it invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.
The AZL MSCI Global Equity Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the performance of the MSCI World Index as closely as possible. Under normal circumstances, the underlying fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the index and in depositary receipts representing securities of the index.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP BlackRock Global Strategy Plus Fund

allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – If an Underlying Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•
Leveraging Risk – An Underlying Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a Fund's earnings.
•
Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP BlackRock Global Strategy Plus Fund

•
Security Quality Risk (also known as "High Yield Risk" or "Junk Bond Risk") – An underlying fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."

•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Underlying Fund's returns.
•	Private Placed Securities Risk – An Underlying Fund may invest in privately placed securities, which are subject to resale restrictions.
•
Precious Metal Related Securities Risk – Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.

•
Initial Public Offerings Risk – Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.

•
ETF and Investment Company Risk – Investing in an exchange-traded fund ("ETF") or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.

•	Portfolio Turnover – An Underlying Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•
Index Fund Risk – An Underlying Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.

•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.

•
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

•
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Warrants Risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.

•
Structured Notes Risk – Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure").

•
Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP BlackRock Global Strategy Plus Fund

•
When Issued and Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
Contracts for Difference Risk — The Fund may enter into contracts for difference ("CFD"), a type of derivative. CFDs are subject to liquidity risk, based on the liquidity of the underlying instrument, and counterparty risk, based on the ability of a counterparty to honor its financial obligations. There may be imperfect correlation between the return on the Fund's obligation to its counterparty under the CFD and the return on related assets in its portfolio. CFDs involve risk that, if the derivative security declines in value, additional margin would be required. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.

•
U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Subsidiary Risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act.

•
Distressed Securities Risk – Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Distressed securities involve the substantial risk that principal will not be repaid and may present a substantial risk of default or may be in default at the time of investment.

•	Commodities-Related Investments Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the FTSE World Index. The Fund's performance also is compared to the returns of the S&P 500 Index, the FTSE World (ex U.S.) Index, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index, the Citigroup (Non-USD) World Government Bond Index and the Reference Benchmark, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies. The Reference Benchmark: 30% of the S&P 500 Index; 20% FTSE World (ex U.S.) Index; 30% BofA Merrill Lynch Current 5-year U.S. Treasury Index; and 20% Citigroup (Non-USD) World Government Bond Index.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP BlackRock Global Strategy Plus Fund

Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
14.08%
2.18%
-1.57%
3.34%
11.54%
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	4.89%
Lowest (Q3, 2015)	-6.23%
Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (1/10/2012)
AZL® MVP BlackRock Global Strategy Plus Fund	11.54%	5.73%	5.92%
FTSE World Index*	24.09%	11.67%	12.19%
S&P 500 Index*	21.83%	15.79%	15.36%
FTSE World ex U.S. Index*	26.57%	7.52%	8.88%
ICE BofA Merrill Lynch 5-Year U.S. Treasury Bond Index*	0.72%	0.64%	0.92%
Citigroup (Non-USD) World Government Bond Index*	10.33%	-0.29%	0.15%
Reference Benchmark*	13.81%	6.39%	6.74%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since January 2012, Mark Glad, portfolio manager, since April 2013, and Brian Mong, CFA, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

AZL® MVP DFA MULTI-STRATEGY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Other Expenses	0.10%
Acquired Fund Fees and Expenses(1)	0.86%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver and Expense Reimbursement(2)(3)	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)(3)	1.01%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.10% through at least April 30, 2019, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

(3)
The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through at least April 30, 2019, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund's expenses to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver and expense reimbursement agreements for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$103	$354	$624	$1,396
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in a combination of five underlying funds, subadvised by Dimensional Fund Advisors LP:
FUND                                                                                   TARGET ALLOCATION
•	AZL DFA Five-Year Global Fixed Income Fund 40%
•	AZL DFA U.S. Core Equity Fund 38%
•	AZL DFA U.S. Small Cap Fund 10%
•	AZL DFA International Core Equity Fund 7%
•	AZL DFA Emerging Markets Core Equity Fund 5%
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

The AZL DFA Five-Year Global Fixed Income Fund is a bond index fund, and the other four underlying funds are equity funds. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity funds and approximately 40% of its assets in the underlying bond fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
AZL DFA Five-Year Global Fixed Income Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value. The fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the subadviser of the fund expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the fund invests are considered investment grade at the time of purchase. Under normal market conditions, the fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
AZL DFA U.S. Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. The subadviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the subadviser. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. companies.
AZL DFA U.S. Small Cap Fund seeks long-term capital appreciation. The fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-cap company, the greater its representation in the fund. Under normal circumstances, the fund will invest at least 80% of its net assets in securities of small-cap U.S. companies.
AZL DFA International Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this fund, the subadviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities.
AZL DFA Emerging Markets Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities associated with emerging markets, as designated by the subadviser, which may include frontier markets (emerging market countries in an earlier stage of development), with a greater emphasis on small capitalization, value and high profitability companies. Under normal circumstances, the fund will invest at least 80% of its net assets in emerging markets equity investments.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.

•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because each underlying fund is actively managed, there can be no guarantee that investment decisions made for the funds will produce the desired results.
•
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an underlying fund to at times underperform equity funds that use other investment strategies.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.

•
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund.

•
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Multi-Strategy Composite Index, which shows how the Fund's performance compares with a composite index composed of the
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Summaries AZL® MVP DFA Multi-Strategy Fund

S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
9.05%
12.55%
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2017)	3.48%
Lowest (Q2, 2016)	1.24%
Average Annual Total Returns
	One Year Ended December 31, 2017	Since Inception (4/27/2015)
AZL® MVP DFA Multi-Strategy Fund	12.55%	5.88%
S&P 500 Index*	21.83%	11.60%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	1.82%
Multi-Strategy Composite Index*	14.26%	7.70%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers, since April 2015, are: Brian Muench, CFA, president of the Manager and portfolio manager; Mark Glad, portfolio manager, since April 2013, and Brian Mong, CFA, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

AZL® MVP FIDELITY INSTITUTIONAL ASSET MANAGEMENT® MULTI-STRATEGY FUND (FORMERLY, AZL® MVP PYRAMIS® MULTI-STRATEGY FUND)

Investment Objective

The Fund seeks a high level of current income while maintaining prospects for capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	0.80%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective primarily by investing in an underlying fund, the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund. Under normal market conditions, the underlying fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the underlying fund's assets will be managed by the subadviser, FIAM LLC, and invested primarily in investment-grade debt securities (the "Fixed-Income Strategy"), and approximately 40% of the underlying fund's assets will be allocated to and managed by the sub-subadviser, Geode Capital Management, LLC, and invested primarily in large cap common stocks (the "Equity Strategy"). The percentage allocations to each strategy will be monitored regularly by the Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying fund. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying fund and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying fund.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
The Fixed-Income Strategy
Under normal market conditions, the strategy will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publically traded. The subadviser uses the Bloomberg Barclays U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
The subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the subadviser's assessment of whether the investment is undervalued. In managing the strategy's exposure to various risks, including interest rate risk, the subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.
The strategy's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the subadviser's view of the relative value of each sector or maturity.
The strategy's assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.
The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instrument or components underlying the derivative instruments. Depending on the subadviser's outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.
The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called "junk bonds."
To earn additional income for the strategy, the subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.
The Equity Strategy
The sub-subadviser normally invests at least 80% of the strategy's assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

The sub-subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The sub-subadviser considers the strategy's security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the strategy, the sub-subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.
The sub-subadviser may invest the strategy's assets in securities of foreign issuers in addition to securities of domestic issuers.
The sub-subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy's exposure to changing security prices or other factors that affect security values.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated between the underlying fund and futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund and futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.

•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying fund and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying fund.

In addition, the Fund bears the investment risks of the investments of the underlying fund. The principal risks of the underlying fund are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because the underlying fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings.
•	Private Placed Securities Risk – The underlying fund may invest in privately placed securities, which are subject to resale restrictions.
•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Leveraging Risk – The underlying fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the underlying fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities.

•	Portfolio Turnover – The underlying fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•
Asset-Backed Securities Risk – Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default of the underlying asset, particularly during periods of economic downturn.

•
Security Quality Risk (also known as "High Yield Risk" or "Junk Bond Risk") – The underlying fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."

•	Income Risk – Falling interest rates may cause the underlying fund's income to decline.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the underlying fund's returns.
•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

•
U.S. Government Obligations Risk – Certain securities in which the underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

•
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
17.79%
2.33%
-6.21%
0.82%
10.93%
2013
2014
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	5.81%
Lowest (Q3, 2015)	-7.81%
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

Average Annual Total Returns
	One Year Ended December 31, 2017	Five Years Ended December 31, 2017	Since Inception (4/30/2012)
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	10.93%	4.80%	5.44%
S&P 500 Index*	21.83%	15.79%	14.53%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.10%	2.34%
Balanced Composite Index*	10.61%	7.51%	7.18%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Fund's portfolio managers are: Brian Muench, CFA, president of the Manager and portfolio manager, since April 2012; Mark Glad, portfolio manager, since April 2013; and Brian Mong, CFA, portfolio manager, since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP T. Rowe Price Capital Appreciation Plus Fund

AZL® MVP T. ROWE PRICE CAPITAL APPRECIATION PLUS FUND

Investment Objective

The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses(1)	0.75%
Total Annual Fund Operating Expenses	0.87%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund is a fund of funds that seeks to achieve its investment objective primarily by investing in a combination of three underlying funds:
FUND TARGET ALLOCATION
•	AZL T. Rowe Price Capital Appreciation Fund 50%
•	AZL S&P 500 Index Fund 30%
•	AZL Enhanced Bond Index Fund 20%
These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.
The "Plus" within the Fund's name refers to the combination of the underlying AZL T. Rowe Price Capital Appreciation Fund with complementary exposure to the two underlying index funds that seeks to provide the Fund with a broad and diverse exposure across both equity and fixed income markets.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP T. Rowe Price Capital Appreciation Plus Fund

The AZL T. Rowe Price Capital Appreciation Fund, which is subadvised by T. Rowe Price Associates, Inc., seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.  The underlying fund normally invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund's objective. The Fund may invest up to 25% of its total assets in foreign securities, which may be denominated in U.S. or non-U.S. dollars.
The AZL S&P 500 Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the total return of the Standard & Poor's 500 Index. Under normal circumstances, it invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. Under normal circumstances, it invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.
Under normal market conditions, the Fund will allocate at least 80% of its assets to the underlying funds described above. Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•
Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP T. Rowe Price Capital Appreciation Plus Fund

•
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

•
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

•
Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – If an underlying fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•
Index Fund Risk – An underlying fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the Fund's performance.

•
Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Focused Investment Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of an underlying fund's portfolio.

•
Bank Loan Risk – To the extent an underlying fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

•
Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP T. Rowe Price Capital Appreciation Plus Fund

•
Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings.
•
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•
Security Quality Risk (also known as "High Yield Risk" or "Junk Bond Risk") – An underlying fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."

•
U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•
Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, reduced liquidity, and differences in social and economic developments or policies.

•
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Options Risk – To the extent an underlying fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.

•
Leveraging Risk – An Underlying Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on an underlying fund's returns.
•
Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.

•
Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of a fund's portfolio.

•
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

•	Private Placed Securities Risk – An underlying fund may invest in privately placed securities, which are subject to resale restrictions.
•	Portfolio Turnover – An underlying fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Performance Bar Chart and Table
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table

Calendar Year Total Return

60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
Annual Return %
4.15%
7.62%
14.21%
2015
2016
2017

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2017)	4.53%
Lowest (Q3, 2015)	-2.56%
Average Annual Total Returns
	One Year Ended December 31, 2017	Since Inception (1/10/2014)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	14.21%	9.29%
S&P 500 Index*	21.83%	12.14%
Bloomberg Barclays U.S. Aggregate Bond Index*	3.54%	2.99%
Balanced Composite Index*	14.26%	8.48%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesAZL® MVP T. Rowe Price Capital Appreciation Plus Fund

The Fund's portfolio managers since January 2014 are: Brian Muench, CFA, president of the Manager and portfolio manager; Mark Glad, portfolio manager; and Brian Mong, CFA, portfolio manager, both since October 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 63 in this prospectus.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund SummariesTax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the "Contracts"). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Overview

MORE ABOUT THE FUNDS

OVERVIEW
This prospectus provides information about 12 mutual funds (the "Funds") that are series of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust"). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use this information to compare the Funds with other mutual funds. Although the Fund's direct shareholders are the insurance company separate accounts that invest assets on behalf of their contract holders, "you" and "your" refer to the contract holders who invest in the Funds indirectly through their variable annuity contracts (the "Contracts").
Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds" and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds. Each Fund may also invest directly in equity, debt and derivative securities, subject to each Fund's investment objective, strategies and policies, as set forth in this prospectus or in the SAI. Each Fund currently offers one share class.
The Manager may recommend additional or different underlying funds for investment by any of the Funds, without seeking the approval of shareholders.
Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the prospectus is applied only when that particular type of security is purchased. In the case of illiquid securities, if the limitation (15%) is exceeded, the Fund will take appropriate steps to bring the aggregate amount of illiquid securities below the limit as soon as possible.
The Funds are not expected to engage in active and frequent trading of portfolio securities, although certain underlying funds may.
This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in your Contract prospectus.
In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.
Temporary Defensive Positions
For temporary defensive purposes or when cash is temporarily available, each Fund may invest up to 100% of net assets in investment-grade, short-term debt instruments, such as government, corporate, and money market securities, bank certificates of deposit, prime commercial paper, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objectives. The Manager also may allocate a Fund's assets outside of the target ranges specified in this Prospectus when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds The AZL FusionSM Funds

THE AZL FUSIONSM FUNDS
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund

General

"Fusion" is a branding term that refers to the "fusion" of the Manager's investment process with research in the form of statistical and factual information coupled with broadly diversified asset classes and investment managers to build a comprehensive portfolio. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Wilshire Associates Incorporated ("Wilshire"). Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds' asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Wilshire does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Funds' portfolios are managed by and investment decisions are made by the Manager.
The AZL Fusion Funds are distinguished primarily on the basis of relative allocations among equity, fixed income and derivative securities. The terms "Conservative," "Balanced," and "Moderate" are commonly used terms describing the risk profile and equity allocation of each Fund. The MVP Fusion Conservative Fund allocates approximately 25%-45% of its assets to equity funds and approximately 55%-75% to fixed income funds. The MVP Fusion Balanced Fund allocates approximately 40%-60% of assets to equity funds and approximately 40%-60% to fixed income funds. The MVP Fusion Moderate Fund allocates approximately 50%-70% of assets to equity funds and approximately 30%-50% to fixed income funds. The AZL Fusion Funds utilize the MVP (Managed Volatility Fund) risk management process as described in the section "More about the Funds – The AZL MVP Funds", later in this prospectus.
In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies

The Manager's principal investment strategies for the AZL Fusion Funds may also include:
(1)
Utilizing both strategic and dynamic asset allocation models, developed from information provided by Wilshire, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund's investment objective. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.

(2)	Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.
(3)	Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, or to gain equity exposure.
The asset allocation in each Fund's investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocations for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.
The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled "Management – The Manager" below for further information regarding the Manager's affiliation with certain Fusion Underlying Funds.

Information About the Fusion Permitted Underlying Investments

The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by affiliates of the Manager, and other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds The AZL FusionSM Funds

asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, and Cash Equivalent. Each Fund may invest in, but is not limited to, Fusion Underlying Funds in any of these asset classes. Under applicable regulations, the Funds are also permitted to invest directly in equity and debt securities and derivatives. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists identify the Fusion Underlying Funds and other Fusion Permitted Underlying Investments by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.
Asset Classes	Fusion Underlying Funds
Small Cap (Equity)
 Seeks maximum capital appreciation, primarily by investing in small-capitalization companies, generally less than $3 billion market value. Investments in these types of companies include considerable risk and volatility.
AZL DFA U.S. Small Cap Fund AZL Small Cap Stock Index Fund
Mid Cap (Equity)
 Seeks growth by investing in mid-capitalization companies, generally between $1.5 billion and $10 billion in market value. Investments in these types of companies include a considerable amount of risk.
AZL Mid Cap Index Fund
Large Growth (Equity)
 Seeks growth by investing in large-capitalization companies, generally in excess of $10 billion in market value. Growth investing generally seeks companies that are growing earnings and sales more quickly than their peers.
AZL Russell 1000 Growth Index Fund
Large Blend (Equity)
 Seeks to invest in established companies with solid earnings prospects and market liquidity. These investments generally invest in growth and value stocks or stocks with growth and value characteristics, offering diversification across market sectors)
AZL DFA U.S. Core Equity Fund AZL S&P 500 Index Fund
Large Value (Equity)
 Seeks growth through large-capitalization stocks with lower than average price, as measured by either price-to-book or price-to-earnings ratios. Value investing generally seeks companies that are considered to be undervalued and have the potential for capital appreciation.
AZL T. Rowe Price Capital Appreciation Fund AZL Russell 1000 Value Index Fund
International Equity (Equity)
 Invests in assets of companies around the world, including emerging markets. Because of fluctuations in value of various currencies and the political and economic uncertainties of foreign countries, international investments involve greater levels of risk and volatility.
AZL DFA International Core Equity Fund AZL International Index Fund AZL MSCI Global Equity Index Fund
Specialty (Equity and Fixed Income) Focus on specific market sectors. Sector investing can pay potentially significant returns, but involves significant risks as well.
AZL BlackRock Global Allocation Fund
AZL DFA Emerging Markets Core Equity Fund
AZL Gateway Fund
AZL Morgan Stanley Global Real Estate Fund
AZL MSCI Emerging Markets Equity Index Fund
 AZL T. Rowe Price Capital Appreciation Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds The AZL FusionSM Funds

Asset Classes	Fusion Underlying Funds
Bonds (Fixed Income)
 Typically invest at least 70% of their assets in a mixture of corporate and government bonds with primary focus on intermediate-term bonds. These bonds have an average duration from 2 to 8 years or an average effective maturity from 4 to 10 years.

AZL DFA Five-Year Global Fixed Income Fund
 AZL Enhanced Bond Index Fund
AZL MetWest Total Return Bond Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
PIMCO VIT Income Portfolio
PIMCO VIT Low Duration Portfolio
 PIMCO VIT Total Return Portfolio

Cash Equivalent (Fixed Income)
 Any security that has the same properties as cash in terms of liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.
AZL Government Money Market Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds The Underlying Funds

THE UNDERLYING FUNDS
Each of the Funds described in this prospectus is a fund of funds which invests primarily in the shares of other affiliated underlying funds. The following describes the investment objectives and the principal investment strategies of each of the underlying funds for the Funds (but not the AZL Fusion Funds, which are discussed under More About the Funds – The AZL Fusion Funds). For reference, the following table identifies each such Fund and the underlying funds in which it invests.
Fund	Underlying Funds
AZL Balanced Index Strategy Fund AZL MVP Balanced Index Strategy Fund AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund	AZL Enhanced Bond Index Fund AZL S&P 500 Index Fund AZL Mid Cap Index Fund AZL Small Cap Stock Index Fund AZL International Index Fund
AZL MVP BlackRock Global Strategy Plus Fund	AZL BlackRock Global Allocation Fund AZL MSCI Global Equity Index Fund AZL Enhanced Bond Index Fund
AZL DFA Multi-Strategy Fund AZL MVP DFA Multi-Strategy Fund	AZL DFA Emerging Markets Core Equity Fund AZL DFA International Core Equity Fund AZL DFA U.S. Small Cap Fund AZL DFA U.S. Core Equity Fund AZL DFA Five-Year Global Fixed Income Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL T. Rowe Price Capital Appreciation Fund AZL S&P 500 Index Fund AZL Enhanced Bond Index Fund
AZL BlackRock Global Allocation Fund
The Fund seeks high total investment return.
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Fund's subadviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. The Fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The Fund may also invest in real estate investment trusts ("REITs") and securities related to real assets (like real estate- or precious metals-related securities) such as stocks, bonds or convertible bonds issued by REITs or companies that mine precious metals.
When choosing investments, the subadviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This flexibility allows the subadviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund's objective. The Fund may invest in the securities of companies of any market capitalization.
Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. When choosing investment markets, the subadviser considers various factors, including economic and political
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the subadviser's outlook.
The Fund's composite Reference Benchmark has at all times since the Fund's formation included a 40% weighting in non-U.S. securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofAML Current 5-year U.S. Treasury Index; and 16% Citigroup Non-U.S. Dollar World Government Bond Index. Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation.
Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) — of its net assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Fund may deviate very substantially from the allocation described above.
The Fund may purchase or sell derivatives, including options, futures, indexed securities, inverse securities, contracts for difference, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may hold a portion of its assets in cash or cash equivalents.
Fund may invest in individual securities, baskets of securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. Fund management may employ derivatives for a variety of reasons, including but not limited to, adjusting its exposures to markets, sectors, asset classes and securities. As a result, the economic exposure of the Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange traded funds, that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in AZL Cayman Global Allocation Fund I, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary's derivative positions.
AZL DFA Emerging Markets Core Equity Fund
The Fund seeks long-term capital appreciation.
The Fund purchases a broad and diverse group of securities associated with emerging markets, as designated by the subadviser, which may include frontier markets (emerging market countries in an earlier stage of development), with a greater emphasis on small capitalization, value and high profitability companies.  The Fund's increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Fund's assets to the largest growth or low profitability companies, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies.  Securities are considered value stocks primarily because a company's shares have a low price in relation to their book value.  An equity issuer is considered a growth company
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primarily because it has a high price in relation to its book value. In assessing growth and value, the subadviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the subadviser uses for assessing growth, value or profitability are subject to change from time to time. In addition, the subadviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors it determines to be appropriate, given market conditions.
As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets equity investments.
The Fund may gain exposure to companies by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may purchase or sell futures contracts and options on futures contracts or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or use derivatives for purposes of speculation or leveraging investment returns.
AZL DFA International Core Equity Fund
The Fund seeks long-term capital appreciation.
The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this Fund, the subadviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets. The Fund's increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund's assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. An equity issuer is considered a value company primarily because its shares have a low price in relation to their book value.  In assessing growth and value, the subadviser may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.  The criteria the subadvisor uses for assessing growth, value, or profitability are subject to change from time to time.
The Fund intends to purchase securities of companies associated with developed market countries that the subadviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The subadviser of the Fund determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund's allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Fund's percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the subadviser determines to be appropriate given market conditions, such as free float, momentum, trading strategies, liquidity, size, value and profitability.
The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or use derivatives for purposes of speculation or leveraging investment returns.
AZL DFA U.S. Small Cap Fund
The Fund seeks long-term capital appreciation.
The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company's market capitalization is the number of its shares outstanding times
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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its price per share. In general, the higher the relative market capitalization of the U.S. small-cap company, the greater its representation in the Fund. The Fund may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity, value, and profitability, as well as other factors that the subadviser determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a low price in relation to their book value.  In assessing value, the subadviser may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.  The criteria the subadviser uses for assessing value or profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, the subadviser will invest at least 80% of its net assets in securities of small-cap U.S. companies. As of the date of this Prospectus, for purposes of the Fund, the subadviser considers small-cap companies to be companies, at the time of purchase, whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®,  Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the subadviser. Under the subadviser's market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a small-cap company would be approximately $5.3 billion or below. This dollar amount will change due to market conditions.
The Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or use derivatives for purposes of speculation or leveraging investment returns.
AZL DFA U.S. Core Equity Fund
The Fund seeks long-term capital appreciation.
The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. The subadviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the subadviser. The Fund's increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because its shares have a high price in relation to its book value. An equity issuer is considered a value company primarily because its shares have a low price in relation to their book value.  In assessing growth and value, the subadvisor may consider additional factors such as price to cash flow or price to earnings ratios.  In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.  The criteria the subadviser uses for assessing growth, value, or profitability are subject to change from time to time.
As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund's allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund's percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the subadviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity, size, value, and profitability.
The Fund may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or use derivatives for purposes of speculation or leveraging investment returns.
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AZL DFA Five-Year Global Fixed Income Fund
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.
The Fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the subadviser of the Fund expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the Fund invests are considered investment grade at the time of purchase. Under normal market conditions, the Fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
It is the policy of the Fund that the dollar-weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Fund will focus investment in that longer-term area, otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The Fund is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.
The subadviser will consider factors such as maturity, credit, anticipated transaction costs and market conditions when deciding whether to sell a security. Changes in expected term premium, including whether other investments present a more favorable expected term premium, may cause the portfolio to sell securities. If a security which was investment grade at the time of purchase subsequently is downgraded to below investment grade, the subadviser may, but is not required to, sell the security.  The term "expected term premium" means the anticipated relative return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities.
Because many of the Fund's investments will be denominated in foreign currencies, the Fund may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Fund between the date a foreign currency forward contract is entered into and the date it expires. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns. The Fund may engage in frequent trading of portfolio securities and may have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate.
AZL Enhanced Bond Index Fund
The Fund seeks to exceed the total return of the Bloomberg Barclays U.S. Aggregate Bond Index.
The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"); however, the Fund's investments may not replicate the portfolio weights of the Index at all times. Instead, the subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index. The Bloomberg Barclays U.S. Aggregate
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Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index.
The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States.
The Fund also may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.
Securities must be rated investment grade or better at the time of purchase. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund's assets may be invested in the securities of a single issuer.
The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The Fund may invest in non-U.S. dollar denominated securities, but when it does, the subadviser typically will hedge the foreign currency exposure to the U.S. dollar through the use of currency forwards or cash.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
AZL International Index Fund
The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.
The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.
AZL Mid Cap Index Fund
The Fund seeks to match the performance of the Standard & Poor's MidCap 400® Index as closely as possible.
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The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of February 28, 2018, the market capitalizations of companies in the S&P 400 Index ranged from $1.6 billion to $6.8 billion.
The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.
AZL MSCI Global Equity Index Fund
The Fund seeks to match the performance of the MSCI World Index as closely as possible.
The Fund seeks to track the investment results of the MSCI World Index (the "Underlying Index"), which is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Underlying Index includes equity securities issued by issuers which range in size between approximately $1.1 billion and $920.0 billion, although this range may change from time to time. As of February 28, 2018, the Underlying Index consisted of companies in the following 23 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The Underlying Index may include large- or mid-capitalization companies, and components primarily include financial services, healthcare, information technology and consumer discretionary companies. With 1,650 constituents, the Underlying Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.
BlackRock uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
Under normal market conditions, the Fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the Fund's assets will be managed by the subadviser, FIAM LLC, and invested primarily in investment-grade fixed-income  securities (the "Fixed-Income Strategy"), and approximately 40% of the Fund's assets will be allocated to and managed by the sub-subadviser, Geode Capital Management, LLC, and invested primarily in large cap common stocks (the "Equity Strategy"). The percentage allocations to each strategy will be monitored regularly by the Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.
The FIAM® Fixed-Income Strategy
Under normal market conditions, the strategy will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publically traded. The subadviser uses the Bloomberg Barclays U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark
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that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
The subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the subadviser's assessment of whether the investment is undervalued. In managing the strategy's exposure to various risks, including interest rate risk, the subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.
The strategy's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the subadviser's view of the relative value of each sector or maturity.
The strategy's assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.
The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instruments or components underlying the derivative instruments. Depending on the subadviser's outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.
The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called "junk bonds."
To earn additional income for the strategy, the subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.
The Geode Equity Strategy
The sub-subadviser normally invests at least 80% of the strategy's assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.
The sub-subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The sub-subadviser considers the strategy's security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the strategy, the sub-subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.
The sub-subadviser may invest the strategy's assets in securities of foreign issuers in addition to securities of domestic issuers.
The sub-subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy's exposure to changing security prices or other factors that affect security values.
AZL S&P 500 Index Fund
The Fund seeks to match the total return of the Standard & Poor's 500 Index.
The subadviser normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
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The subadviser attempts to have a correlation between the Fund's performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.
The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P® adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
AZL Small Cap Stock Index Fund
The Fund seeks to match the performance of the Standard & Poor's SmallCap 600 Index.
The subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index.
Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The subadviser attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.
The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $400 million and $2.1 billion, depending on index composition. S&P® adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
AZL T. Rowe Price Capital Appreciation Fund
The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.
The Fund will normally invest at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund's objective. The Fund may invest up to 25% of its total assets in foreign securities.
The Fund's investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the subadviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser's research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the subadviser believes has good prospects for capital appreciation. The subadviser may establish relatively large positions in companies the subadviser finds particularly attractive.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds The Underlying Funds

The subadviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the subadviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund's cash reserves may reflect the portfolio manager's ability to find companies that meet valuation criteria rather than his market outlook.
The Fund may purchase bonds, convertible securities, mortgage and asset backed securities, and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 25% of its total assets in below investment-grade debt securities ("junk bonds") and bank loans. If a security is split-rated (i.e., rated investment-grade by at least one rating agency and noninvestment-grade by another rating agency), the higher rating will be used for purposes of this requirement. In addition, the Fund may invest up to 10% of its total assets in mortgage- and asset-backed securities. The Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds The AZL® MVP Funds

THE AZL® MVP FUNDS
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP BlackRock Global Strategy Plus Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Each of the AZL MVP Funds may allocate up to 20% of its assets to equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 5% of assets will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the MVP Funds. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below defined levels on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. Each MVP Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the MVP Funds and limit the need to decrease or increase allocations to the respective underlying funds.  As a result, the MVP process could cause the equity exposure of an MVP Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Pursuant to the MVP risk management process, each AZL MVP Fund may allocate up to 20% of its respective net assets to futures, or to cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The 20% limit on assets allocated to futures within the MVP risk management process relates to the collateral and margin supporting the derivatives positions. The Manager is permitted to use other derivative securities, such as options, if the Manager believes that it is necessary to achieve the volatility reduction goals of the MVP Funds and is in the best interests of the MVP Funds. The risk management process is more likely to be implemented in MVP Funds which have a greater allocation to equities.
Generally, the MVP risk management process will not reduce equity exposure during periods of moderate and low market volatility. However, during such conditions, each AZL MVP Fund may allocate a portion of its assets to futures for the purpose of gaining broad equity and fixed income exposure. This feature is intended to reduce the potential drag of the AZL MVP Funds' cash position on portfolio performance during periods of moderate and low market volatility, and is not intended to provide leverage.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

PRINCIPAL INVESTMENT RISKS
All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. The risks listed below are generally applicable to each Fund identified.
Allocation Risk All of the Funds
The risk that the Manager allocates assets in a manner which results in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various underlying investments, the Fund's allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives. For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each underlying investment is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.

Futures Risk All of the AZL MVP Funds
Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

Fund of Funds Risk All of the Funds
The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Quantitative Investing Risk All of the AZL MVP Funds
The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.

The various underlying funds in which the Funds may invest present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund.
The risks listed below are principal risks of the underlying fund(s) in which each Fund invests. The underlying funds associated with each risk also are noted.
Asset-Backed Securities Risk

• AZL Fusion Funds
• AZL MVP Fidelity Institutional Asset Managemen®t Multi-Strategy Fund

A principal risk of these underlying funds:
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund

Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. The Fund's investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecurued, which means that there is no collateral to seize if the underlying borrower defaults.

Bank Loan Risk • AZL Fusion Funds • AZL MVP T. Rowe Price Capital Appreciation Plus Fund A principal risk of this underlying fund: • AZL T. Rowe Price Capital Appreciation Fund
The loans in which the Fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings, and the borrowing companies tend to have more debt than equity. Most, if not all, of the bank loans in which the fund invests will have a below investment-grade credit rating or not be rated by a major credit rating agency. The Fund may acquire bank loans directly through the lending agent, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender's portion of the loan.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Call Risk (also known as Prepayment Risk)
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP Moderate Index Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund
A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL MetWest Total Return Bond Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio

If interest rates fall, it is possible that issuers of callable securities held by the underlying fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in the underlying fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

Capitalization Risk

• AZL DFA Multi-Strategy Fund
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Core Equity Fund
• AZL DFA U.S. Small Cap Fund
• AZL Mid Cap Index Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL MSCI Global Equity Index Fund
• AZL Small Cap Stock Index Fund
• AZL T. Rowe Price Capital Appreciation Fund

To the extent the underlying fund invests significantly in small- or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large-capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the underlying fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the underlying fund's investments will rise and fall based on investor perception rather than economic factors.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Commodities-Related Investment Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund's direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Commodity Risk • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of these underlying funds: • AZL BlackRock Global Allocation Fund
The portfolio's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry of commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The portfolio, and the wholly-owned subsidiary in which it invests, may concentrate their assets in a particular sector of the commodities market, such as, oil, metal, or agricultural products. As a result, the portfolio may be more susceptible to risks associated with those sectors. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds. In the event these changes are adopted, or if there are changes in the tax treatment of a Fund's direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Contracts for Difference Risk • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of these underlying funds: • AZL BlackRock Global Allocation Fund
Contracts for difference ("CFDs") are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund's obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the Fund's financial risk. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.

Convertible Securities Risk

• AZL Fusion Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL T. Rowe Price Capital Appreciation Fund

The values of the convertible securities in which the underlying fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying fund.

Corporate Loans Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Commerical banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Correlation Risk • AZL Fusion Funds A principal risk of this underlying fund: • AZL Gateway Fund	The effectiveness of the Fund's index option-based risk management strategy may be reduced if the Fund's equity portfolio does not correlate to the index underlying its option positions.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Credit Risk

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Government Money Market Fund
• AZL MetWest Total Return Bond Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and of the fund's shares. The underlying fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Those underlying funds that are permitted to invest in municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Although credit risk is low because the underlying fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the underlying fund's assets could decline.

Currency Risk

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL DFA International Core Equity Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL International Index Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL MSCI Emerging Markets Equity Index Fund
• AZL MSCI Global Equity Index Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the underlying fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Depositary Receipt Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP Moderate Index Strategy Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL Gateway Fund
• AZL International Index Fund
• AZL MSCI Emerging Markets Equity Index Fund
• AZL MSCI Global Equity Index Fund

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Core Equity Fund
• AZL DFA U.S. Small Cap Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL International Index Fund
• AZL MetWest Total Return Bond Fund
• AZL Mid Cap Index Fund
• AZL MSCI Emerging Markets Equity Index Fund
• AZL Russell 1000 Growth Index Fund
• AZL Russell 1000 Value Index Fund
• AZL S&P 500 Index Fund
• AZL Small Cap Stock Index Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to "cash settle") are not covered through ownership of the underlying security, financial instrument, or currency.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Distressed Securities Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL DFA Multi-Strategy Fund
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MetWest Total Return Bond Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL MSCI Emerging Markets Equity Index Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

In addition to the risks described under "Foreign Risk," issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the underlying fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

ETF and Investment Company Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
The Fund may invest in ETFs or shares of open-end or closed-end investment companies, including single country funds. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Extension Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP Moderate Index Strategy Fund
• AZL T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL MetWest Total Return Bond Fund
When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.
Focused Investment Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL MSCI Emerging Markets Equity Index Fund
• AZL T. Rowe Price Capital Appreciation Fund

Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the fund's net asset value. Some of those issuers also may present substantial credit or other risks. The fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Foreign Risk

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL DFA International Core Equity Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Gateway Fund
• AZL International Index Fund
• AZL MetWest Total Return Bond Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL MSCI Emerging Markets Equity Index Fund
• AZL MSCI Global Equity Index Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Because the fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the fund's performance to fluctuate more than if it held only U.S. securities.

Growth Stocks Risk • AZL Fusion Funds A principal risk of this underlying fund: • AZL Russell 1000 Growth Index Fund
The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Income Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

A principal risk of these underlying funds:
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Government Money Market Fund
• AZL MetWest Total Return Bond Fund
Income risk is the chance that falling interest rates will cause the underlying fund's income to decline. Income risk is generally higher for short-term bonds.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Index Fund Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL International Index Fund
• AZL Mid Cap Index Fund
• AZL MSCI Emerging Markets Equity Index Fund
• AZL MSCI Global Equity Index Fund
• AZL Russell 1000 Growth Index Fund
• AZL Russell 1000 Value Index Fund
• AZL S&P 500 Index Fund
• AZL Small Cap Stock Index Fund

The underlying fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares.

Indexed and Inverse Securities Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund's investment in such instruments may decline signiﬁcantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Industry Sector Risk • AZL Fusion Funds • AZL MVP T. Rowe Price Capital Appreciation Plus Fund A principal risk of this underlying fund: • AZL S&P 500 Index Fund
At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Initial Public Offerings Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Interest Rate Risk

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Government Money Market Fund
• AZL MetWest Total Return Bond Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.

Issuer Risk All of the Funds A principal risk of the all of the underlying funds.
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.

Leveraging Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL International Index Fund
• AZL S&P 500 Index Fund
• AZL Small Cap Stock Index Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the underlying fund will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Liquidity Risk

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Government Money Market Fund
• AZL International Index Fund
• AZL MetWest Total Return Bond Fund
AZL Morgan Stanley Global Real Estate Fund
• AZL S&P 500 Index Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the underlying fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Risk • All of the Funds A principal risk of all of the underlying funds.
The market price of securities owned by the underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the underlying fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those underlying funds that invest in stocks of foreign companies, the value of the underlying fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Mortgage-Related and Other Asset-Backed Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL MetWest Total Return Bond Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

The underlying fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an underlying fund because the underlying fund will have to reinvest that money at the lower prevailing interest rates. If an underlying fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the underlying fund may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the underlying fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Options Risk • AZL Fusion Funds • AZL MVP T. Rowe Price Capital Appreciation Plus Fund A principal risk of these underlying funds: • AZL Gateway Fund • AZL T. Rowe Price Capital Appreciation Fund
The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Portfolio Turnover

• All of the Funds

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL MetWest Total Return Bond Fund

The underlying fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the underlying fund's performance.

Precious Metal Related Securities Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Some precious metals mining operation companies may hedge, to varying degrees, their exposure to falls in precious metals prices by selling forward future production. This may limit the company's ability to beneﬁt from future increases in the price of precious metals, thereby lowering returns to the Fund. Hedging techniques also have their own risk, including the possibility that a mining company or other party will be unable to meet its contractual obligations and potential margin requirements.
Other factors that may affect the prices of precious metals and securities related to them include changes in inﬂation, the outlook for inﬂation and changes in industrial and commercial demand for precious metals. Additionally, increased environmental or labor costs may depress the value of mining and metal investments.

Private Placed Securities Risk

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL MetWest Total Return Bond Fund

The Fund may invest in privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of the Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or in the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Quantitative Investing Risk

• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

A principal risk of these underlying funds:
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund

The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Investments Risk

• AZL Fusion Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Gateway Fund

The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

Real Estate Investments Risk (continued) • AZL Fusion Funds A principal risk of this underlying fund: • AZL Morgan Stanley Global Real Estate Fund
Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Repurchase Agreements and Purchase and Sale Contracts Risks

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Enhanced Bond Index Fund
• AZL Government Money Market Fund
• AZL MetWest Total Return Bond Fund

If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Security Quality Risk (also known as "High Yield Risk" or "Junk Bond Risk")

• AZL Fusion Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL MetWest Total Return Bond Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

The underlying fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the underlying fund may lose the value of its entire investment.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Selection Risk

• AZL DFA Multi-Strategy Fund
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Core Equity Fund
• AZL DFA U.S. Small Cap Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund
• AZL Gateway Fund
• AZL Government Money Market Fund
• AZL MetWest Total Return Bond Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL T. Rowe Price Capital Appreciation Fund
• PIMCO VIT Total Return Portfolio

The underlying fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the underlying fund's assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the underlying fund to underperform its benchmark index or other funds with similar investment objectives.

Short Sale Risk

• AZL Fusion Funds
• AZL MVP BlackRock Global Strategy Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL MetWest Total Return Bond Fund
• PIMCO VIT Low Duration Portfolio
• PIMCO VIT Income Portfolio
• PIMCO VIT Total Return Portfolio

Short sales are subject to special risks. A short sale involves the sale by the underlying fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. Certain of the underlying funds may also enter into short derivatives positions through futures contracts or swap agreements. If the price of the security or derivative has increased during this time, then the underlying fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially resulting in the loss of more money than the actual cost of the investment. Short sales "against the box" give up the opportunity for capital appreciation in the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Sovereign Debt Risk

• AZL DFA Multi-Strategy Fund
• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL BlackRock Global Allocation Fund
• AZL DFA Five-Year Global Fixed Income Fund
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management ® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management® Total Bond Fund

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Standby Commitment Agreements Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Structured Notes Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: • AZL BlackRock Global Allocation Fund
Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difﬁcult to price accurately than less complex securities and instruments or more traditional debt securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Subsidiary Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: •AZL BlackRock Global Allocation Fund
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see "Commodities-Related Investment Risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund is subadvised, and the Subsidiary is managed, by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

U.S. Government Obligations Risks

• AZL Fusion Funds
• AZL Index Strategy Funds
• AZL MVP BlackRock Global Strategy Plus Fund
• AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL Enhanced Bond Index Fund
• AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
• AZL Fidelity Institutional Asset Management®Total Bond Fund
• AZL Government Money Market Fund

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

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Value Stocks Risk

• AZL DFA Multi-Strategy Fund
• AZL Fusion Funds
• AZL MVP DFA Multi-Strategy Fund
• AZL MVP Moderate Index Strategy Fund
• AZL MVP T. Rowe Price Capital Appreciation Plus Fund

A principal risk of these underlying funds:
• AZL DFA Emerging Markets Core Equity Fund
• AZL DFA International Core Equity Fund
• AZL DFA U.S. Core Equity Fund
• AZL Morgan Stanley Global Real Estate Fund
• AZL Russell 1000 Value Index Fund
• AZL T. Rowe Price Capital Appreciation Fund

The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.

Variable and Floating Rate Instrument Risks • AZL Fusion Funds A principal risk of this underlying fund: • AZL Government Money Market Fund
These are instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating). The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Warrants Risk • AZL Fusion Funds • AZL MVP BlackRock Global Strategy Plus Fund A principal risk of this underlying fund: •AZL BlackRock Global Allocation Fund
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When Issued and Delayed Delivery Securities and Forward Commitments Risk

• AZL Fusion Funds
• AZL MVP BlackRock Global Strategy Plus Fund

A principal risk of these underlying funds:
•AZL BlackRock Global Allocation Fund
•AZL Government Money Market Fund

The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what considered an advantageous price to the fund at the time of entering into the transaction.

Transfer Supported Features of Certain Annuity Contracts
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

More About the Funds Principal Investment Risks

Cyber Security Risk
Like other business enterprises, the use of the Internet and other electronic media and technology exposes a Fund, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, "cyber-events"). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through "hacking" activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Funds and its shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause a Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate a Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support a Fund and its service providers. In addition, cyber-events affecting issuers in which a Fund invests could cause a Fund's investments to lose value. The Funds' Subdvisers and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Subadvisers or its affiliates, or other service providers, will succeed, either entirely or partially, Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Subadvisers, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Management

FUND MANAGEMENT

THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Funds. The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.
The Manager performs an analysis of possible investments for the Funds and selects underlying investments. For the AZL Fusion Funds, the Manager is assisted in this process by Wilshire Associates Incorporated ("Wilshire"), which serves as consultant to the Manager pursuant to an agreement between the Manager and Wilshire. The Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds. As of December 31, 2017, the Manager had aggregate assets under management of $145.3 billion.
Brian Muench, CFA, has been a portfolio manager of the Funds since November, 2010. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998. Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life Insurance Company of North America and the president, a trustee and chair of the Trust and the Allianz Variable Insurance Products Trust (the "VIP Trust").
Johan Grahn has been a Portfolio Manager of the Funds since October 2016. Mr. Grahn joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, as an Assistant Vice President in 2016.  Prior to joining Allianz Life Mr. Grahn served as a Vice President and Portfolio Manager of MetLife Advisers LLC from 2012 to 2016.
Mark Glad has been a portfolio manager of the Funds since April 2013. Mr. Glad joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2011.
Brian Mong, CFA, has been a portfolio manager of the Funds since October 2016. Mr. Mong joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in January 2012.
Currently, the Manager's only clients are the Trust, the VIP Trust, and certain other entities affiliated with Allianz Life Insurance Company of North America.
The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various subadvisers, some of which are affiliates of the Manager, for certain underlying funds. The subadvisers manage the portfolio securities of the underlying funds and provide additional services including research, selection of brokers, and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements. There are no subadvisors providing investment subadvisory services to the Funds of the Trust.
The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager determines which funds should be underlying funds, and determines allocations to underlying funds, all subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager is available in the Funds' Annual Reports for the year ended December 31, 2017.
The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. As of December 31, 2017, Allianz SE had third-party assets under management of $1.74 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.
DUTIES OF THE MANAGER
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, and advises on the Funds' investment policies. The Manager is also responsible for selecting underlying funds, the allocation of assets to each underlying fund, and the allocation of the Funds' assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers of the underlying funds, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Management

The Manager is paid a fee by the Funds for its services, as set forth below.
Each of the Funds, the underlying funds of the VIP Trust, and the Manager under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with unaffiliated subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
•	hire one or more subadvisers;
•	change subadvisers; and
•	reallocate management fees between itself and subadvisers.
Under a Manager of Managers structure, the Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. No Fund of the FOF Trust currently relies on this order, and no Fund will rely on the order until it receives approval from its shareholders. The underlying funds of the VIP Trust do currently rely on this order.
MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2017 at the annual rate shown on the following table, before and after fee waivers:
	Percentage of Average Net Assets for the Period Ended 12/31/17
Name of Fund	Before Fee Waivers	After Fee Waivers
AZL Balanced Index Strategy Fund	0.05%	0.05%
AZL DFA Multi-Strategy Fund	0.05%	0.05%
AZL MVP Balanced Index Strategy Fund	0.10%	0.10%
AZL MVP BlackRock Global Strategy Plus Fund	0.10%	0.10%
AZL MVP DFA Multi-Strategy Fund	0.20%	0.05%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	0.10%	0.10%
AZL MVP Fusion Dynamic Balanced Fund	0.20%	0.20%
AZL MVP Fusion Dynamic Conservative Fund	0.20%	0.20%
AZL MVP Fusion Dynamic Moderate Fund	0.20%	0.20%
AZL MVP Growth Index Strategy Fund	0.10%	0.10%
AZL MVP Moderate Index Strategy Fund	0.10%	0.10%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.10%
The Manager, not any Fund, pays a consultant fee to Wilshire.
Fund Operating Expense Limitation Agreements
The Manager and each of the following Funds have entered into a written agreement, through April 30, 2019, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to the amount set forth below. After April 30, 2019, the Manager may terminate the agreement for any reason on 30 days written notice to the Fund. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Management

Name of Fund	Operating Expense Limitation (through April 30, 2019)
AZL Balanced Index Strategy Fund	0.20%
AZL DFA Multi-Strategy Fund	0.20%
AZL MVP Balanced Index Strategy Fund	0.20%
AZL MVP BlackRock Global Strategy Plus Fund	0.15%
AZL MVP DFA Multi-Strategy Fund	0.15%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	0.15%
AZL MVP Fusion Dynamic Balanced Fund	0.30%
AZL MVP Fusion Dynamic Conservative Fund	0.35%
AZL MVP Fusion Dynamic Moderate Fund	0.30%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Moderate Index Strategy Fund	0.15%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.15%
Each Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds. These services include the asset allocation and monitoring functions provided by the Manager to the Funds.
The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution services or service fees to the insurance companies (or their affiliates) that issue the Contracts for customer service and other administrative services. The amount of such 12b-1 fees or service fees may vary depending on the underlying fund. Such 12b-1 fees or service fees generally are paid by shareholders of the underlying funds, including the Funds, and have the effect of increasing the expenses incurred by the Funds. The Manager may invest in an underlying fund with a 12b-1 fee or a service fee in circumstances where an identical fund without such fees, or with lower fees, may be available.
The underlying funds do not pay 12b-1 fees or service fees to the Funds, and the Funds do not charge 12b-1 fees or service fees. The distributor of the Contracts is an affiliate of the Manager.
Investment advisers to the underlying funds, or their affiliates, also may pay the insurance companies offering the Contracts through which the Funds are sold a service fee for servicing customer accounts. For further information regarding these fees, please see your Contract prospectus.
The Statement of Additional Information (SAI) has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Funds.
THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. ("Citi"), whose address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the Funds' administrator and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. Citi also acts as administrator of the funds that are series of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The VIP Trust is affiliated with the Funds.
THE DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS also acts as distributor of the VIP Trust, which is affiliated with the Funds.
PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options for certain Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, the Contracts include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Fund Management

Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.
OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.
LEGAL PROCEEDINGS
The Manager is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Manager or principal underwriter is a party.
For information about legal proceedings of the underlying funds of the VIP Trust, please see the prospectus for the funds of the VIP Trust. To request a copy of the prospectus, see the back cover of this prospectus or contact us at 1‑877‑833‑7113.
THE COMMODITY EXCHANGE ACT
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association on behalf of the Funds, neither the Trust nor any Fund is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are excluded from registration or regulation as such under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules; a Fund seeking to claim the exclusion after the effectiveness of the amended rules will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. Each Fund currently expects to qualify for the exclusion. If a Fund were no longer able to claim the exclusion, the Manager would be required to register as a "commodity pool operator," and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Shareholder Information

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.
The assets of each Fund consist primarily of shares of underlying funds and may also include other securities. Shares of underlying funds are valued at their respective NAVs. Other securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.
The securities, other than short-term debt securities, held by a Fund's underlying funds or other underlying investments (collectively, the "Permitted Underlying Investment") are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the directors or trustees of the underlying funds. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgment respectively of (1) the Board of Trustees of the Trust, or (2) the directors or trustees of the underlying funds or unaffiliated mutual funds, or their respective designees instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Investment may be valued in foreign markets on days when the Permitted Underlying Investment's NAV is not calculated. In such cases, the NAV of an Underlying Investment, or a Fund, through an Underlying Investment, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the underlying funds in which a Fund may have invested.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.
Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.
The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.
The right of purchase of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Shareholder Information

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.
Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small-cap stocks, or high-yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.
As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.
Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.
The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.
All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.
Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Shareholder Information

a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.
Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.
PORTFOLIO SECURITIES
A description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and Fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.
This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in the Annual Reports to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.
AZL Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.75	$15.44	$15.91	$15.40	$13.91
Investment Activities:
Net Investment Income/(Loss)	0.15	0.30	0.34	0.16	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.62	0.73	(0.34)	0.78	1.63
Total from Investment Activities	1.77	1.03	—(a)	0.94	1.78
Dividends to Shareholders From:
Net Investment Income	(0.38)	(0.43)	(0.17)	(0.23)	(0.25)
Net Realized Gains	(0.80)	(0.29)	(0.30)	(0.20)	(0.04)
Total Dividends	(1.18)	(0.72)	(0.47)	(0.43)	(0.29)
Net Asset Value, End of Period	$16.34	$15.75	$15.44	$15.91	$15.40
Total Return(b)	11.50%	6.75%	0.01%	6.11%	12.93%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$448,381	$438,300	$432,536	$438,651	$413,982
Net Investment Income/(Loss)	0.78%	1.83%	2.14%	1.02%	1.10%
Expenses Before Reductions*(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Expenses Net of Reductions*	0.08%	0.08%	0.08%	0.08%	0.08%
Portfolio Turnover Rate	6%	12%	11%	9%	8%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL DFA Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.69	$18.08	$18.71	$17.86	$14.96
Investment Activities:
Net Investment Income/(Loss)	0.15	0.10	0.01	0.20	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	1.46	1.32	(0.14)	0.96	2.97
Total from Investment Activities	1.61	1.42	(0.13)	1.16	3.13
Dividends to Shareholders From:
Net Investment Income	(0.11)	-	(0.24)	(0.22)	(0.20)
Net Realized Gains	-	(6.81)	(0.26)	(0.09)	(0.03)
Total Dividends	(0.11)	(6.81)	(0.50)	(0.31)	(0.23)
Net Asset Value, End of Period	$14.19	$12.69	$18.08	$18.71	$17.86
Total Return(a)	12.69%(a)	9.32%	(0.67%)	6.53%	21.07%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,204,197	$1,194,169	$1,257,794	$1,439,548	$1,347,836
Net Investment Income/(Loss)	1.02%(a)	0.75%	(0.07)%	1.09%	1.20%
Expenses Before Reductions*(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses Net of Reductions*	0.07%	0.07%	0.07%	0.07%	0.07%
Portfolio Turnover Rate	2%	2%	114%(c)	7%	3%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.74	$12.30	$12.56	$12.03	$10.69
Investment Activities:
Net Investment Income/(Loss)	0.11	0.17	0.22	0.08	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.32	0.64	(0.25)	0.65	1.24
Total from Investment Activities	1.43	0.81	(0.03)	0.73	1.34
Dividends to Shareholders From:
Net Investment Income	(0.26)	(0.28)	(0.10)	(0.12)	—
Net Realized Gains	(0.53)	(0.09)	(0.13)	(0.08)	—(a)
Total Dividends	(0.79)	(0.37)	(0.23)	(0.20)	—(a)
Net Asset Value, End of Period	$13.38	$12.74	$12.30	$12.56	$12.03
Total Return(b)	11.40%	6.61%	(0.22)%	6.09%	12.56%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$322,231	$312,745	$255,129	$208,618	$155,547
Net Investment Income/(Loss)	0.72%	1.69%	2.08%	0.97%	1.09%
Expenses Before Reductions*(c)	0.13%	0.14%	0.14%	0.15%	0.17%
Expenses Net of Reductions*	0.13%	0.14%	0.14%	0.15%	0.17%
Portfolio Turnover Rate	9%	11%	5%	6%	4%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP BlackRock Global Strategy Plus Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.33	$11.69	$12.22	$12.02	$10.54
Investment Activities:
Net Investment Income/(Loss)	0.11	0.10	0.07	0.10	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.20	0.27	(0.26)	0.16	1.43
Total from Investment Activities	1.31	0.37	(0.19)	0.26	1.48
Dividends to Shareholders From:
Net Investment Income	(0.05)	(0.31)	(0.14)	—(a)	—
Net Realized Gains	—	(0.42)	(0.20)	(0.06)	—(a)
Total Dividends	(0.05)	(0.73)	(0.34)	(0.06)	—(a)
Net Asset Value, End of Period	$12.59	$11.33	$11.69	$12.22	$12.02
Total Return(b)	11.54%	3.34%	(1.57)%	2.18%	14.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$834,164	$814,519	$830,363	$818,435	$681,691
Net Investment Income/(Loss)	0.97%	0.85%	0.67%	0.96%	0.55%
Expenses Before Reductions*(c)	0.71%	1.11%	1.18%	1.18%	1.21%
Expenses Net of Reductions*	0.71%	1.11%	1.18%	1.18%	1.21%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly*	0.71%	1.11%	1.18%	1.18%(d)	1.21%(d)
Portfolio Turnover Rate(e)	40%	91%	64%	61%	40%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Less than $0.005.
(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(e)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Fusion Dynamic Balanced Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.88	$12.15	$13.03	$12.62	$11.52
Investment Activities:
Net Investment Income/(Loss)	0.14	0.20	0.24	0.15	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.27	0.44	(0.42)	0.44	1.19
Total from Investment Activities	1.41	0.64	(0.18)	0.59	1.31
Dividends to Shareholders From:
Net Investment Income	(0.22)	(0.29)	(0.17)	(0.18)	(0.21)
Net Realized Gains	(1.16)	(0.62)	(0.53)	—	—
Total Dividends	(1.38)	(0.91)	(0.70)	(0.18)	(0.21)
Net Asset Value, End of Period	$11.91	$11.88	$12.15	$13.03	$12.62
Total Return(a)	12.23%	5.40%	(1.27)%	4.59%	11.46%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,099,494	$1,102,124	$1,171,370	$1,280,573	$1,282,663
Net Investment Income/(Loss)	1.00%	1.48%	1.80%	1.13%	1.27%
Expenses Before Reductions*(b)	0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*	0.22%	0.22%	0.22%	0.22%	0.21%
Portfolio Turnover Rate(c)	17%	52%	11%	23%	6%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Fusion Dynamic Conservative Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.89	$11.93	$12.63	$12.53	$11.99
Investment Activities:
Net Investment Income/(Loss)	0.16	0.19	0.25	0.16	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.93	0.44	(0.35)	0.44	0.78
Total from Investment Activities	1.09	0.63	(0.10)	0.60	0.94
Dividends to Shareholders From:
Net Investment Income	(0.23)	(0.28)	(0.17)	(0.19)	(0.27)
Net Realized Gains	(0.52)	(0.39)	(0.43)	(0.31)	(0.13)
Total Dividends	(0.75)	(0.67)	(0.60)	(0.50)	(0.40)
Net Asset Value, End of Period	$12.23	$11.89	$11.93	$12.63	$12.53
Total Return(a)	9.31%	5.32%	(0.77)%	4.81%	7.96%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$268,572	$277,889	$268,335	$271,443	$265,232
Net Investment Income/(Loss)	1.14%	1.63%	2.09%	1.25%	1.29%
Expenses Before Reductions*(b)	0.23%	0.24%	0.24%	0.24%	0.24%
Expenses Net of Reductions*	0.23%	0.24%	0.24%	0.24%	0.22%
Portfolio Turnover Rate(c)	18%	62%	16%	36%	15%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Fusion Dynamic Moderate Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.60	$12.15	$13.05	$12.68	$11.17
Investment Activities:
Net Investment Income/(Loss)	0.12	0.18	0.22	0.14	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	1.46	0.32	(0.45)	0.40	1.57
Total from Investment Activities	1.58	0.50	(0.23)	0.54	1.68
Dividends to Shareholders From:
Net Investment Income	(0.20)	(0.27)	(0.17)	(0.17)	(0.17)
Net Realized Gains	(1.01)	(0.78)	(0.50)	—	—
Total Dividends	(1.21)	(1.05)	(0.67)	(0.17)	(0.17)
Net Asset Value, End of Period	$11.97	$11.60	$12.15	$13.05	$12.68
Total Return(a)	13.98%	4.29%	(1.71)%	4.24%	15.17%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$2,361,486	$2,336,333	$2,466,434	$2,724,412	$2,753,188
Net Investment Income/(Loss)	0.90%	1.38%	1.61%	1.04%	1.22%
Expenses Before Reductions*(b)	0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*	0.22%	0.22%	0.22%	0.22%	0.21%
Portfolio Turnover Rate(c)	17%	58%	13%	20%	5%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP DFA Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,		April 27, 2015 to December 31, 2015(a)
	2017	2016
Net Asset Value, Beginning of Period	$10.36	$9.50	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.09	0.05	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	1.21	0.81	(0.49)
Total from Investment Activities	1.30	0.86	(0.50)
Dividends to Shareholders From:
Net Investment Income	(0.05)
Net Realized Gains	(0.01)
Total Dividends	(0.06)
Net Asset Value, End of Period	$11.60	$10.36	$9.50
Total Return(b)	12.55%	9.05%	(5.00)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$77,757	$53,326	$26,087
Net Investment Income/(Loss)(d)	0.96%	0.71%	(0.14)%
Expenses Before Reductions*(d)(e)	0.30%	0.36%	0.52%
Expenses Net of Reductions*(d)	0.15%	0.15%	0.14%
Portfolio Turnover Rate	15%	15%	2%(c)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Growth Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.08	$13.55	$13.90	$13.23	$10.95
Investment Activities:
Net Investment Income/(Loss)	0.11	0.14	0.25	0.10	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	2.10	0.77	(0.36)	0.75	2.18
Total from Investment Activities	2.21	0.91	(0.11)	0.85	2.28
Dividends to Shareholders From:
Net Investment Income	(0.18)	(0.30)	(0.12)	(0.10)	—
Net Realized Gains	(0.55)	(0.08)	(0.12)	(0.08)	—(a)
Total Dividends	(0.73)	(0.38)	(0.24)	(0.18)	—(a)
Net Asset Value, End of Period	$15.56	$14.08	$13.55	$13.90	$13.23
Total Return(b)	15.96%	6.80%	(0.80)%	6.47%	20.85%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$2,634,555	$2,243,373	$1,392,460	$1,118,257	$768,606
Net Investment Income/(Loss)	0.74%	1.55%	2.17%	1.05%	1.25%
Expenses Before Reductions*(c)	0.11%	0.12%	0.12%	0.12%	0.13%
Expenses Net of Reductions*	0.11%	0.12%	0.12%	0.12%	0.13%
Portfolio Turnover Rate	4%	4%(d)	1%	1%	—(e)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 4%.

(e)	Represents less than 0.5%.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Moderate Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.50	$13.49	$14.37	$13.34	$10.77
Investment Activities:
Net Investment Income/(Loss)	0.12	0.23	0.25	0.06	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	1.64	0.48	(0.71)	1.06	2.50
Total from Investment Activities	1.76	0.71	(0.46)	1.12	2.57
Dividends to Shareholders From:
Net Investment Income	(0.24)	(0.30)	(0.07)	(0.05)	—
Net Realized Gains	(0.34)	(0.40)	(0.35)	(0.04)	—(a)
Total Dividends	(0.58)	(0.70)	(0.42)	(0.09)	—(a)
Net Asset Value, End of Period	$14.68	$13.50	$13.49	$14.37	$13.34
Total Return(b)	13.21%	5.43%	(3.21)%	8.42%	23.88%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$551,868	$520,112	$520,844	$467,457	$298,836
Net Investment Income/(Loss)	0.73%	1.71%	1.97%	0.65%	0.89%
Expenses Before Reductions*(c)	0.12%	0.13%	0.13%	0.14%	0.16%
Expenses Net of Reductions*	0.12%	0.13%	0.13%	0.14%	0.15%
Portfolio Turnover Rate	5%	108%(d)	2%	1%	—(e)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

(e)	Represents less than $0.005.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund (formerly, AZL MVP Pyramis® Multi-Strategy Fund)
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$11.33	$12.49	$12.39	$10.52
Investment Activities:
Net Investment Income/(Loss)	—(a)	0.15	0.43	0.12	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.17	(0.07)	(1.20)	0.17	1.75
Total from Investment Activities	1.17	0.08	(0.77)	0.29	1.87
Dividends to Shareholders From:
Net Investment Income	(0.15)	(0.45)	(0.18)	(0.11)	—
Net Realized Gains	—	(0.17)	(0.21)	(0.08)	—(a)
Total Dividends	(0.15)	(0.62)	(0.39)	(0.19)	—(a)
Net Asset Value, End of Period	$11.81	$10.79	$11.33	$12.49	$12.39
Total Return(b)	10.93%	0.82%	(6.21)%	2.33%	17.79%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$274,843	$287,156	$307,668	$297,191	$204,518
Net Investment Income/(Loss)	(0.09)%	1.25%	3.85%	1.42%	1.75%
Expenses Before Reductions*(c)	0.13%	0.13%	0.15%	0.15%	0.17%
Expenses Net of Reductions*	0.13%	0.13%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	4%	4%	4%	4%	9%
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

Financial Highlights

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2017	2016	2015	January 10, 2014 to December 31, 2014(a)
Net Asset Value, Beginning of Period	$11.47	$10.88	$10.45	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.11	0.03	0.04	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.50	0.79	0.39	1.11
Total from Investment Activities	1.61	0.82	0.43	1.12
Dividends to Shareholders From:
Net Investment Income	(0.15)	(0.17)	—	(0.01)
Net Realized Gains	(0.22)	(0.06)	—(b)	(0.66)
Total Dividends	(0.37)	(0.23)	—(b)	(0.67)
Net Asset Value, End of Period	$12.71	$11.47	$10.88	$10.45
Total Return(c)	14.21%	7.62%	4.15%	11.19%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,096,093	$899,716	$664,399	$288,843
Net Investment Income/(Loss)(e)	1.03%	0.61%	0.49%	0.26%
Expenses Before Reductions*(e)(f)	0.12%	0.12%	0.13%	0.14%
Expenses Net of Reductions*(e)	0.12%	0.12%	0.13%	0.14%
Portfolio Turnover Rate	3%	52%(g)	1%	1%(d)
*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)
Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

FOR MORE INFORMATION

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

MORE INFORMATION ABOUT THE FUNDS

The following documents are available free upon request:
Annual/Semi-Annual Reports (Shareholder Reports):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.
Proxy Voting Records:
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.
Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.
Shareholder Inquiries:
Shareholders in the Fund may make inquiries to the Fund by contacting the Fund at the address or the toll-free number set forth in the table below.
Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (toll-free) 1-800-624-0197	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments (for the SAI) www.allianzlife.com/shareholderreports (for the shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:
In Person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)
By Mail:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
 Washington, D.C. 20549
On the EDGAR database via the Internet:
www.sec.gov
By electronic request:
publicinfo@sec.gov
 The SEC charges a fee to copy any documents.
The Trust's Investment Company Act File No. 811-21624
The Allianz Variable Insurance Products Fund of Funds Trust ♦Prospectus♦ May 1, 2018

PART B - SAI

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
 (THE "TRUST")
Statement of Additional Information dated May 1, 2018
The AZL Fusion Funds AZL MVP FusionSM Dynamic Balanced Fund AZL MVP FusionSM Dynamic Conservative Fund AZL MVP FusionSM Dynamic Moderate Fund
The AZL Index Strategy Funds AZL® Balanced Index Strategy Fund AZL® MVP Balanced Index Strategy Fund AZL® MVP Growth Index Strategy Fund AZL® MVP Moderate Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® MVP BlackRock Global Strategy Plus Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund (formerly, AZL® MVP Pyramis® Multi-Strategy Fund)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2018, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1-800-624-0197. Copies of the prospectus or statement of additional information for the Underlying Funds that are direct investment options under variable annuity insurance policies offered by Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York (the "Participating Insurance Companies") may also be obtained by contacting this same address or phone number
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TABLE OF CONTENTS
STATEMENT OF ADDITIONAL INFORMATION	4
The Funds	4
ADDITIONAL INFORMATION ON PORTFOLIO
INSTRUMENTS AND INVESTMENT POLICIES	4
Investing in Securities of Other Investment Companies	5
Managed Volatility Portfolio	5
U.S. Government Obligations	5
Commercial Paper	5
Asset-Backed Securities	6
Asset-Based Securities	6
Bank Loans	7
Bank Obligations	8
Common Stocks	8
Convertible Securities	8
Corporate Debt Securities	8
Delayed Funding Loans
and Revolving Credit Facilities	10
Derivative Instruments	10
Distressed Securities	11
Event-Linked Exposure	12
Exchange Traded Funds ("ETFs")	12
Exchange Traded Notes ("ETNs")	13
Foreign Currency Options and Futures Transactions	13
Foreign Securities	14
Forward Foreign Currency Exchange Contracts	16
Futures	16
Futures and Options Investment Risks	17
Guaranteed Investment Contracts	17
Illiquid Securities	17
Inflation-Indexed Bonds	18
Initial Public Offerings	18
Lending of Portfolio Securities	19
Loan Participations and Assignments	19
Mortgage-Related Securities	19
Options	21
Preferred Stocks	22
Real Estate Investment Trusts	23
Repurchase Agreements	23
Reverse Repurchase Agreements
and Dollar Roll Agreements	23
Risks of Techniques Involving Leverage	24
Short Sales	24
Short Sales Against the Box	25
Small Company Stocks	25
Special Situation Companies	25
Structured Notes	26
Swap Agreements	26
Taxable and Tax-Exempt Municipal Securities	28
Variable and Floating Rate Demand
and Master Demand Notes	28
Warrants and Rights	29
When-Issued and Delayed Delivery Securities	29
Zero Coupon and Pay-In-Kind Securities	29
INVESTMENT RESTRICTIONS	30
Portfolio Turnover	31
Temporary Defensive Investments	31
Disclosure of Portfolio Holdings	32
Additional Purchase and Redemption Information	33
Net Asset Value	33
Valuation of the government Money Market Fund	33
Valuation of the Funds	34
Redemption in Kind	35
MANAGEMENT OF THE TRUST	35
Trustees and Officers	35
Trustee Holdings	40
Control Persons and Principal Holders of Securities	40
The Manager	40
The Subadvisers of Underlying Funds	43
Other Managed Accounts	44
Potential Material Conflicts of Interest	44
Portfolio Manager Compensation	44
Portfolio Manager Ownership of
Securities in the Funds	44
Affiliated Persons	45
Portfolio Transactions by the Funds
or Underlying Funds	45
Affiliated Brokers	46
Administrator and Fund Accountant	46
Distributor	48
Custodian	48
Transfer Agent	48
Independent Registered Public Accounting Firm	48
Legal Counsel	48
Codes of Ethics	48
Consultant to the Manager	48
ADDITIONAL INFORMATION	49
Description of Shares	49
Vote of a Majority of the Outstanding Shares	49
Additional Tax Information	49
Additional Tax Information Concerning Funds
That May Invest in Non-U.S. Corporations	52
Taxation of the Underlying Funds	52
Performance Information	52
Yields of the Money Market Fund	53
Yields of the Non-Money Market Funds	53
Calculation of Total Return	53
Miscellaneous	54
Financial Statements	54
Proxy Voting Policies and Procedures	54
APPENDIX A	55
Commercial Paper Ratings	55
Corporate and Long-Term Debt Ratings	56
APPENDIX B – PROXY VOTING POLICIES	60
Allianz Variable Insurance Products Trust	60
Allianz Variable Insurance Products
Fund of Funds Trust	60
Allianz Investment Management LLC	62

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STATEMENT OF ADDITIONAL INFORMATION

The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") is an open-end management investment company consisting of 12 separate mutual funds (each, a "Fund" and together, the "Funds"). The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a "fund of funds" and invests its assets primarily in the shares of other mutual funds (the "Underlying Funds"). The Funds may also invest in unaffiliated mutual funds and in other securities, and purchase U.S. government securities and short-term debt securities (together with the Underlying Funds, the "Permitted Underlying Investments").
The Trust was established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of the Participating Insurance Companies. Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").
The Underlying Funds are currently all advised by Allianz Investment Management LLC (the "Manager") or an affiliate of the Manager. The Underlying Funds include investment portfolios offered by the Allianz Variable Insurance Products Trust and the PIMCO Variable Insurance Trust.
Please see the section of the Prospectus entitled "Management – The Manager" for further information regarding the Manager's affiliation with the Underlying Funds.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.
THE FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP BlackRock Global Strategy Plus Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
 INVESTMENT POLICIES

The Funds invest in a variety of Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques, and risks for each of the Funds. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. Because the following is a combined description of the investment strategies of all of the Funds, certain matters described in this section may not apply to your Fund or Funds.  Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below without limit, or may invest in Underlying Investments which engage in such practices. Throughout this section, references to a "Fund" or "Funds" investing in a particular strategy may mean the Funds or the Underlying Investments.
The Funds are professionally managed funds that allocate their assets primarily among various Permitted Underlying Investments belonging to different asset classes, as described in the Prospectus.  In addition, each Fund may invest in
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other securities, including government securities, short-term debt securities, unaffiliated mutual funds, and other securities. Each Fund allocates most of its assets among the asset classes by investing in Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Underlying Funds use a broad array of investment strategies and invest in many types of securities. To request a copy of the prospectus for most of the Underlying Funds that are available as direct investment options through the Contracts, contact us at 1-877-833-7113.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
In general, the Investment Company Act of 1940 (the "1940 Act") permits a fund to invest in securities issued by other investment companies so long as, immediately after a security is purchased, (a) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. However, in accordance with the provisions of the 1940 Act, and certain exemptive rules thereunder, investments may be made in excess of these amounts in certain instances, including when underlying funds are affiliated with a fund of funds and are in the same group of investment companies, and certain other requirements are met.
As a shareholder of another investment company, a Fund indirectly bears, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund invests may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges are payable by the Fund and, therefore, are borne indirectly by shareholders.
MANAGED VOLATILITY PORTFOLIO
The Manager will implement the AZL MVP Funds' managed volatility (MVP) risk management process (or, overlay) primarily using futures, but may also use other derivative securities, such as options. The Funds normally will gain exposure to futures, options and other derivative securities by investing directly in derivatives; however, the Funds also may invest in derivatives indirectly through Permitted Underlying Investments. Derivative securities provide the Manager an effective method to reduce volatility of a Fund and limit the need to decrease or increase allocations to underlying funds. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.
Changes in the laws applicable to the Funds could result in the inability of the Funds to operate as described in the Funds' prospectus and this Statement of Additional Information and could adversely affect the Funds.
U.S. GOVERNMENT OBLIGATIONS
The Funds and all of the Underlying Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.
Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.
COMMERCIAL PAPER
The Funds and certain of the Underlying Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.
The Funds and certain of the Underlying Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated
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instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds and certain of the Underlying Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.
The following discussion concerns securities which may be investments of one or more of the Underlying Investments, including the Underlying Funds, in which the Funds may invest. The Funds may also invest directly in these securities.  The ability of a Underlying Fund or an unaffiliated mutual fund to invest in the securities described below will be subject to its investment objectives, policies, and strategies, as described in its prospectus and statement of additional information, and to applicable provisions of the 1940 Act and regulations thereunder.
ASSET-BACKED SECURITIES
Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are "pass-through" securities, meaning that principal and interest payments – net of expenses – made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than shorter term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.
ASSET-BASED SECURITIES
Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as "asset-based securities." Generally, a Fund will purchase asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by S&P or Prime-1 by Moody's) or by issuers that the subadviser has determined to be of similar creditworthiness. A Fund may purchase asset-based securities that are below investment grade. Obligations ranked in the fourth highest rating category, while considered "investment grade," may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the subadviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, a Fund generally would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.
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Precious Metal-Related Securities
A Fund may invest in the securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company's precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.
BANK LOANS
A Fund may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer's option. Certain Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). A Fund may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of setoff against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Fund's manager to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty's credit risk. The Funds may enter into Participations and Assignments on a forward commitment or "when-issued" basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future.
A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Funds' manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase.
Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate's agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.
The Loans in which the Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
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Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position. The Funds may invest in leveraged inverse floating rate debt instruments ("inverse floaters").
BANK OBLIGATIONS
This class of securities includes bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.
Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.
Certificates of deposit include Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.
Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.
COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
CONVERTIBLE SECURITIES
Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock – i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.
"Synthetic" convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. Purchasing a non-convertible debt security and a warrant or option enables the investor to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the investor generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.
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CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, an investor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.
Certain of the Underlying Investments may invest in securities which are rated in the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or lower, or, if not rated, are of comparable quality as determined by the subadviser of the Underlying Fund. After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Permitted Underlying Investment. Neither event will require a sale of such security. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, may be considered to fall in the higher category.
As with other fixed-income securities, debt securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as high-yield or "junk" bonds, and are considered by Moody's to have speculative characteristics. Lower rated securities ("junk" bonds) generally offer higher interest payments because the company that issues the bond – the issuer – is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.
Some risks of investing in lower rated securities include:
•
Greater credit risk – Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

•
Reduced liquidity – There may be fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

Particular types of lower rated securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other debt securities. Some lower rated securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that an investor may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.
The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of debt securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the subadvisers of a Permitted Underlying Investment typically may conduct their own independent credit analysis of such securities.
Collateralized Debt Obligations
Collateralized debt obligations ("CDOs") includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
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The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be deemed to be illiquid securities.  However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a particular CDO may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain of the Underlying Investments may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the investor to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that one of the Underlying Funds is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.
Certain of the Underlying Investments may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, an investor may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Underlying Funds that invest in delayed funding loans and revolving credit facilities for which there is no readily available market currently intend to treat them as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations and Assignments". Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments". Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Fund.
DERIVATIVE INSTRUMENTS
The Permitted Underlying Investments may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a portfolio or for risk management or for any other permissible purposes consistent with the Permitted Underlying Investment's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.
Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.
Generally, any Underlying Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency.  As investment companies registered with the SEC, the Underlying Funds are subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of
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the SEC.  Further, in accordance with these positions, with respect to certain kinds of derivatives, the Underlying Funds must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open.  For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Underlying Funds must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value.  With respect to forward contracts and futures that are required to "cash settle," however, the Underlying Funds are permitted to set aside liquid assets in an amount equal to their daily marked to market (net) obligation, if any, (in other words, their daily net liability, if any) rather than the notional value.  The unregistered investment pools in which the Funds may invest may not be required to segregate assets to cover their exposure resulting from investments in derivatives.
Hybrid Instruments
A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Permitted Underlying Investment to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Permitted Underlying Investment.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.  Underlying Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the U.S. Commodity Futures Trading Commission ("CFTC") for an exemption from the provisions of the Commodity Exchange Act.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Underlying Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
DISTRESSED SECURITIES
A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody's and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the subadviser of equivalent quality ("Distressed Securities"). Investment in Distressed Securities is speculative and involves significant risks. A Fund may make such investments when the subadviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant
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uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. Except to the extent otherwise permitted by a Fund's prospectus or SAI, a Fund will not make investments for the purpose of exercising day-to-day management of any issuer's affairs.
EVENT-LINKED EXPOSURE
An investor may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the bond holder may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the bond holder will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the investor to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the bond holder may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.
EXCHANGE TRADED FUNDS ("ETFS")
ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:
•
"SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•
"Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•	"iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
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"HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

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ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs can generate brokerage expenses.
EXCHANGE TRADED NOTES ("ETNS")
Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN's returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate ("reference instrument") to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer's ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer's credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain of the Permitted Underlying Investments may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates.
The unregistered investment pools in which the Funds may invest do not typically invest in foreign currency options as a means to hedge against currency risk for other foreign currency denominated investments. However, certain of the Permitted Underlying Investments may utilize such hedging strategies.  While purchasing a foreign currency option can protect against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Permitted Underlying Investment were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Permitted Underlying Investment has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Permitted Underlying Investment would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.
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Certain of the Permitted Underlying Investments may invest in foreign currency futures transactions. As part of its financial futures transactions, the Permitted Underlying Investment may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Permitted Underlying Investment may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.
FOREIGN SECURITIES
Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a fund may hold securities and funds in foreign currencies, a fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.
Investment in Companies in Developing Countries/Emerging Markets
Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.
Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.
The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.
The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets
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may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Permitted Underlying Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Underlying Funds) of its net assets in illiquid securities. Conversely, a Underlying Investment's inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.
Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in those countries and the availability to the Permitted Underlying Investment of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.
Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.
Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.
Depositary Receipts
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. EDRs and GDRs are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.
Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.
Foreign Sovereign Debt
Sovereign debt obligations are issued by foreign governments. To the extent that a fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their
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issuers. There can be no assurance that the foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Permitted Underlying Investment's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Foreign currency exchange transactions may be either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
The unregistered investment pools in which the Funds may invest do not typically enter into forward foreign currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, certain other Permitted Underlying Investments may use such strategies.  For example, when a Permitted Underlying Investment enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Permitted Underlying Investment is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Permitted Underlying Investment's portfolio securities or other assets denominated in such foreign currency. Alternatively, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.  The manager or managers of a Permitted Underlying Investment may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  To the extent that the currency is not being used for hedging purposes, the Fund will segregate or "earmark" cash or assets determined to be liquid.
The unregistered investment pools in which the Funds may invest do not typically engage in offsetting transactions.  However, certain Permitted Underlying Investments may retain a portfolio security and engage in an offsetting transaction by investing in a forward foreign currency contract. In these situations, a gain or a loss will be incurred to the extent that there has been a movement in forward currency contract prices. If the Permitted Underlying Investment engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between the date on which a Permitted Underlying Investment enters into a forward currency contract for the sale of foreign currency and the date on which it enters into an offsetting contract for the purchase of the foreign currency, the Permitted Underlying Investment would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Permitted Underlying Investments will have to convert any holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.
Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.
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FUTURES
The Permitted Underlying Investments may enter into futures contracts.  This investment technique is used primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Permitted Underlying Investment holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, an investor can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, an investor, through the purchase of such contract, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.
The acquisition of put and call options on futures contracts will, respectively, give a Permitted Underlying Investment the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.
Futures transactions involve broker costs and may require segregation of liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. An investor may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall investment performance than if the investor had not entered into any futures transactions. In addition, when an investor uses futures for hedging purposes the value of the investor's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the investor's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.
FUTURES AND OPTIONS INVESTMENT RISKS
Investors incur brokerage fees in connection with its futures and options transactions.  The Underlying Funds that engage in futures and options transactions will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts may be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while an investor may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall investment performance than if the investor had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a portfolio.
GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.
ILLIQUID SECURITIES
Subject to the limitations in a Fund's prospectus or SAI, certain of the Underlying Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued the Underlying Fund. The price that an Underlying Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. An Underlying Fund may not invest in additional illiquid securities if, as a result, more than 15% (for some Funds, 10%) of the market value of its net assets would be invested in illiquid securities. If for any reason this limitation is exceeded, the Underlying Fund will take appropriate steps to bring the aggregate amount of illiquid securities below 15% (or 10%, as applicable) as soon as reasonably practicable; however, the Underlying Fund will not liquidate any illiquid securities if the Manager (or the Subadviser, as applicable) determines that doing so would not be in the best interests of the Underlying Fund.
Certain of the Permitted Underlying Investments may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Permitted Underlying Investments, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment
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dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's board of trustees (the "Board" or "Board of Trustees") has delegated to the Manager the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.
The subadviser of an Underlying Fund may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued the security. In making such determination, the adviser/subadviser generally considers any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.
Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Permitted Underlying Investment's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
INFLATION-INDEXED BONDS
Certain Funds may invest in inflation-indexed bonds, which are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
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INITIAL PUBLIC OFFERINGS
A Fund may invest in initial public offerings ("IPOs") of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer.  A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets.  IPO securities are subject to market risk and liquidity risk.  The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer.  A Fund may hold IPO securities for a period of time or may sell them soon after the purchase.  Investments in IPOs could have an increased impact, either positive or negative, on a Fund's performance if the Fund's assets are relatively small.  The impact of an IPO on a Fund's performance may tend to diminish as the Fund grows.  In circumstances where investments in IPOs make a significant contribution to a Fund's performance, there can be no assurance that similar contributions from IPOs will continue in the future.
LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Permitted Underlying Investments may, from time to time, lend up to 33 1/3% of their portfolio securities to broker dealers, banks or institutional borrowers of securities. An Underlying Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Underlying Fund and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Underlying Fund. During the time portfolio securities are on loan, the borrower pays the Underlying Fund any dividends or interest paid on such securities. Loans are subject to termination by the Underlying Fund or the borrower at any time. While the Underlying Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to an Underlying Fund, the Underlying Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Underlying Fund will enter into loan arrangements only with broker dealers, banks or other institutions determined to be creditworthy by the Manager.
LOAN PARTICIPATIONS AND ASSIGNMENTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies).  Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.
Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Underlying Fund relies on its subadviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.
MORTGAGE-RELATED SECURITIES
Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, mortgage-related securities may be issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.
Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities
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purchased at a discount. An investor may purchase mortgage-related securities at a premium or at a discount. If an investor purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Permitted Underlying Investment. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Permitted Underlying Investment will receive when these amounts are reinvested.
If an investor purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the investor may receive payments only after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the investor as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.  An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities.  A mortgage pool may issue securities subject to various levels of subordination.  The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.
There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
Collateralized Mortgage Obligations
Mortgage-related securities may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.
CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be
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retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.
The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.
Stripped Mortgage Securities
Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.
Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.
In addition to the stripped mortgage securities described above, certain of the Permitted Underlying Investments may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Certain of the Permitted Underlying Investments may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash.
Stripped mortgage-backed securities may be purchased for hedging purposes to protect against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Permitted Underlying Investment may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, it may be difficult to sell such securities.
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OPTIONS
The Permitted Underlying Investments may write (or sell) put and call options.  Underlying Investments may write options on the securities that an Underlying Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Permitted Underlying Investments (other than the AZL Government Money Market Fund) may also purchase put and call options.
A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be.
When a Permitted Underlying Investment writes an option, an amount equal to the net premium (the premium less the commission) received by the Permitted Underlying Investment is included in the liability section of the Permitted Underlying Investment's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. If an option expires on the stipulated expiration date or if the Permitted Underlying Investment enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Permitted Underlying Investment may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Permitted Underlying Investment will realize a gain or loss.
In order to close out a call option it has written, the Permitted Underlying Investment will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Permitted Underlying Investment previously has written). When the portfolio security or currency subject to a call option is sold, the Permitted Underlying Investment will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Permitted Underlying Investment is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Permitted Underlying Investment delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Permitted Underlying Investment will forego the potential benefit represented by market depreciation over the exercise price.
A Permitted Underlying Investment may sell "covered" put and call options as a means of hedging the price risk of securities in the Permitted Underlying Investment's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."
Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the manager of a Permitted Underlying Investment and verified in appropriate cases. OTC options which are illiquid or not readily marketable will be subject to a Fund's limitation on investments in illiquid securities. OTC option transactions by an Underlying Fund with a primary U.S. Government securities dealer which has given the Underlying Fund an absolute right to repurchase according to a "repurchase formula" generally will not be subject to such limit.
The Permitted Underlying Investments may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.
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PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
REAL ESTATE INVESTMENT TRUSTS
Certain of the Permitted Underlying Investments may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.
REPURCHASE AGREEMENTS
Securities held by any of the Permitted Underlying Investments may be subject to repurchase agreements. Under the terms of a repurchase agreement, an investor acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the investor deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the investor plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the investor holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the investor were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the investor would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of an Underlying Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an Underlying Fund under the 1940 Act.
REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Pursuant to reverse repurchase agreements and dollar roll agreements an investor sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased under a dollar roll agreement. The Funds do not consider a TBA (to be announced) trade, which is a forward mortgage-backed securities trade, to be a dollar roll since a TBA is a commitment to make a future purchase and does not involve deliverable securities. At the time a Permitted Underlying Investment enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Underlying Fund's investment restrictions having a value equal to the repurchase price (including accrued
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interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by the investor may decline below the price at which the investor is obligated to repurchase the securities. Although reverse repurchase agreements and dollar roll agreements are excluded from the Funds' fundamental restriction against borrowing, they may, to some extent, involve the risk of leverage.  See "Risks of Techniques Involving Leverage" below. A Permitted Underlying Investment may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Permitted Underlying Investment generally will invest the proceeds of such borrowings only when such borrowings will enhance a Permitted Underlying Investment's liquidity or when the Permitted Underlying Investment reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.
RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain of the Permitted Underlying Investments may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements or dollar roll agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain of the Permitted Underlying Investments may engage in dollar roll transactions. Each of these types of transactions involves the use of "leverage" when cash made available through the investment technique is used to make additional portfolio investments. In order for an Underlying Fund to use these investment techniques, its adviser or subadviser of the Underlying Fund must believe that the leveraging and the returns available to the Underlying Fund from investing the cash will provide shareholders a potentially higher return.
Leverage exists when an investor achieves the right to a return on a capital base that exceeds the investment the investor has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the Underlying Fund. Leverage may involve the creation of a liability that requires the payment of interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).
The risks of leverage include a higher volatility of the net asset value of a Permitted Underlying Investment's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Permitted Underlying Investment is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Permitted Underlying Investment than if the Permitted Underlying Investment were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Permitted Underlying Investment's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Permitted Underlying Investment's use of leverage would result in a lower rate of return than if the Permitted Underlying Investment were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Permitted Underlying Investment were not leveraged. In an extreme case, if a Permitted Underlying Investments current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Permitted Underlying Investment to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.
SHORT SALES
The AZL Blackrock Global Allocation Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When the Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.
The Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, the Fund is required to deposit similar collateral with the Custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security
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sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.
Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. The Fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.
SHORT SALES AGAINST THE BOX
Certain of the Permitted Underlying Investments may engage in short sales against the box. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Permitted Underlying Investment may engage in a short sale if at the time of the short sale the Permitted Underlying Investment owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Permitted Underlying Investment to, for example, lock in a sale price for a security the Permitted Underlying Investment does not wish to sell immediately. If a Permitted Underlying Investment engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, as required by law, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid equal to the amount of the commitment. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Permitted Underlying Investment could experience losses or delays in recovering gains on short sales. To minimize this risk, a Permitted Underlying Investment will enter into short sales against the box only with brokers deemed by the adviser/subadviser of a Permitted Underlying Investment to be creditworthy. No more than 10% of the Permitted Underlying Investment's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.
The Permitted Underlying Investment may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Permitted Underlying Investment (or a security convertible or exchangeable for such security). In such case, any future losses in the Permitted Underlying Investment's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Permitted Underlying Investment owns. There will be certain additional transaction costs associated with short sales against the box, but the Permitted Underlying Investment will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
If the Permitted Underlying Investment effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Permitted Underlying Investment closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Permitted Underlying Investment may effect short sales.
SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
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SPECIAL SITUATION COMPANIES
Certain of the Underlying Funds may invest in "special situation companies." "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in an Underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of certain Underlying Funds believe, however, that by conducting careful analysis of "special situation companies" investing in the securities of these companies at the appropriate time, an Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.
STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Permitted Underlying Investment invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Permitted Underlying Investment's portfolio in an effort to monitor the Permitted Underlying Investment's interest rate risk.
SWAP AGREEMENTS
Investors enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost than if the investor had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Permitted Underlying Investment's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Permitted Underlying Investment's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying Investment) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Permitted Underlying Investment's portfolio.
Credit Default Swaps
A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the investor. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. An investor may be either the buyer or seller in the transaction. If the investor is a buyer and no credit event occurs, the
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investor may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, an investor generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, an investor would effectively add leverage to its portfolio because, in addition to its total net assets, the investor would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Permitted Underlying Investment will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Permitted Underlying Investment's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund). In connection with credit default swaps in which a Permitted Underlying Investment is the buyer, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Permitted Underlying Investment's exposure (any accrued but unpaid net amounts owed by the Permitted Underlying Investment to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Permitted Underlying Investment is the seller, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Permitted Underlying Investment). Such segregation or "earmarking" will ensure that the Permitted Underlying Investment has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Permitted Underlying Investment's portfolio. Such segregation or "earmarking" will not limit the Permitted Underlying Investment's exposure to loss.
Whether a Permitted Underlying Investment's use of swap agreements will be successful in furthering its investment objective will depend on the ability of its manager to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid, and thus subject to a Fund's limitation on illiquid investments. Moreover, the Permitted Underlying Investment bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager of a Permitted Underlying Investment will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Investment's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Permitted Underlying Fund's ability to use swap agreements in a desired tax strategy. The swap market is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Permitted Underlying Investment's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.
Currency Swaps
To protect against currency fluctuations or to hedge portfolio positions, certain Funds may enter into currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
Interest Rate Transactions and Swaptions
Certain Funds, to the extent permitted under applicable law, may enter into forms of swap agreements including interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor". Caps and floors are less liquid than swaps. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new
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swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Certain Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. They may also be used for speculation to increase returns. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Total Return Swap Agreements
Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.
TAXABLE AND TAX-EXEMPT MUNICIPAL SECURITIES
Certain of the Permitted Underlying Investments may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.
Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.
Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of
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municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The subadviser of an Underlying Fund will consider such an event in determining whether the Underlying Fund should continue to hold the obligation.
An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.
VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain of the Permitted Underlying Investments may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies, and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.
Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The manager of a Permitted Underlying Investment will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.
WARRANTS AND RIGHTS
Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.
Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.
WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain of the Permitted Underlying Investments may purchase securities on a "when-issued" or "delayed delivery" basis. A Permitted Underlying Investment will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Permitted Underlying Investment will not pay for such securities or start earning interest on them until they are received. When a Permitted Underlying Investment agrees
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to purchase securities on a "when-issued" or "delayed delivery" basis, it will segregate, or "earmark" cash or assets determined to be liquid.
Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Permitted Underlying Investment relies on the seller to complete the transaction; the seller's failure to do so may cause a Permitted Underlying Investment to miss a price or yield considered to be advantageous. If a Permitted Underlying Investment sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.
ZERO COUPON AND PAY-IN-KIND SECURITIES
Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although an investor receives no periodic cash payments from such investments, applicable tax rules require the investor to accrue and pay out its income from such securities annually as income dividends.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION – Vote of a Majority of the Outstanding Shares" in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote. No Fund may:
1.
Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

2.
Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies and other investment companies engaging in whole or in part in such activities.

3.
Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies which deal in real estate and may purchase securities which are secured by interests in real estate;

4.
Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

(b)	wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;
(d)	personal credit and business credit businesses will be considered separate industries; and
(e)	investments in securities of other investment companies are not subject to this restriction.
5.
Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

6.	Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
7.
Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or

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hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.
For purposes of the above investment limitations and the non-fundamental limitation No. 5 below, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.
With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 4(a), above, and as a non-fundamental policy which may be changed without the vote of shareholders, the government obligations on which there is no limitation will not include private activity municipal private debt securities principally backed by the assets and revenues of the non-governmental user of the funds generated by the securities issuance. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Fund's Prospectus or SAI are not deemed to be pledged for purposes of this limitation.
Non-Fundamental Restrictions
In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1.
Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

2.
Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.

3.	Purchase securities of companies for the purpose of exercising control.
4.	Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.
5.
Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund's total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.
Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Underlying Fund are set forth in the SAI for each Underlying Fund. As a non-fundamental policy, each Fund will consider the underlying investments of underlying investment companies when determining the Fund's compliance with its concentration policies, to the extent that such information is available.
PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission ("SEC") requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in
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higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.
TEMPORARY DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short-term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" – "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.
In general, the Trust has instructed all third-party service providers and Allianz Investment Management LLC its investment adviser that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.
Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.
Approximately 21 to 45 days after the end of each quarter, the Funds' distributor posts on the Funds' website (www.allianzlife.com) and publishes a fact sheet on each of the Funds which lists the Fund's top holdings (generally, the top 10 to 15 holdings) at quarter-end.  Information concerning the target allocation of the Funds' assets to the various Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds' website one day prior to the use of such printed materials.
The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter.  The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.
The Funds may disclose their portfolio holdings to broker-dealers or other financial intermediaries (such as banks) that sell the Contracts on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter.  Such disclosure of portfolio holdings is generally made for the purpose of allowing the broker-dealer or other financial intermediary to consider the asset allocation of the Funds for categorization, suitability and other legitimate business purposes. Any disclosure to broker-dealers or other financial intermediaries shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.
In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds' policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Investment Management LLC), subadvisers, and affiliates have access to portfolio
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composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information portfolio holdings also may be provided to the Participating Insurance Companies, or to their parent companies, affiliates or service providers, on a quarterly, monthly or more frequent basis, for purposes of financial reporting, risk management, regulatory compliance, or for other legitimate business purposes.
The Funds' administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.  The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.
Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.
Recipient (holdings)	Frequency	Delay before dissemination
Bank of New York Mellon (Fund Custodian), The	Daily	No delay
Bloomberg	Daily	1 Day
Broadridge Investor Communications Solutions, Inc. (proxy voting services)	As necessary	No delay
Citi Fund Services Ohio, Inc. (Fund Accountant and Administrator)	Daily	No delay
Factset	Daily	1 Day
Lipper / Rueters	Quarterly	31 Calendar days after quarter end
Morningstar Inc.	Quarterly	31 Calendar days after quarter end
State Street Bank and Trust Company (State Street)	Daily	No delay
Wilshire Associates Incorporated	Quarterly	None
No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.
On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.
There is no assurance that the Funds' policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Shares of the Funds are sold on a continuous basis by the Trust's distributor, Allianz Life Financial Services, LLC, which has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds has one class of shares.
NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Underlying Funds and may also include other securities, such as interests in unregistered investment pools, all of which are valued at their respective net asset values.
VALUATION OF THE GOVERNMENT MONEY MARKET FUND
The AZL Government Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a‑7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant
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amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the AZL Government Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.
Pursuant to Rule 2a-7, the AZL Government Money Market Fund will maintain a dollar weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) from the date of purchase in the case of government securities and securities in the NRSROs' highest short-term rating categories, of more than 45 calendar days from the date of purchase in the case of securities in the NRSROs' second highest short-term rating categories.  The AZL Government Money Market Fund must maintain an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.
The AZL Government Money Market Fund must also hold at least 10% of its total assets in "daily liquid assets" and at least 30% of its total assets in "weekly liquid assets."  Daily liquid assets are limited to cash, direct obligations of the U.S. Government, and other securities payable within one business day.  Weekly liquid assets are limited to cash, direct obligations of the U.S. Government, direct discount obligations of federal government agencies and government-sponsored enterprises with a remaining maturity date of 60 days or less from the date of purchase, and other securities payable within five business days.  In addition, the AZL Government Money Market Fund is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions.  This general liquidity obligation may require the AZL Government Money Market Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements described above.
The AZL Government Money Market Fund's board of trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the board of trustees promptly consider what action, if any, should be initiated. If the trustees believe that the extent of any deviation from the AZL Government Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.
VALUATION OF THE FUNDS
The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares.  The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.
Portfolio securities held by the Funds or Underlying Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds or the Underlying Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the applicable funds' board of trustees. Portfolio securities of sufficient credit quality with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
Portfolio securities held by the Funds or an Underlying Fund that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely
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to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the funds' board of trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using current market prices and may be valued on the basis of prices provided by a pricing service. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.
All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the applicable funds' board of trustees.
REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust ("VIP Trust").  The Trustees elect the officers of the Trust to supervise its day‑to‑day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.
The chairman of the Board of Trustees is Brian Muench who is an "interested person" of the Trust, as defined under the 1940 Act, by virtue of his employment with Allianz Life Insurance Company of North America ("Allianz") and the Manager. Since October 2014, the Trust has a Lead Independent (non-"interested") Trustee, who is Peggy Ettestad. The Lead Independent Trustee was established to enable the independent members of the Board of Trustees to have a single point of contact with Fund management and the Manager, to coordinate the independent trustees' control and influence over fund governance. The Lead Independent Trustee is a member of the Board, who plays an active role in setting agendas, facilitating discussions, and serving as an interface between the Board and Fund management. The Lead Independent Trustee's responsibilities include (i) serving as leader of the independent trustees (keeping members focused on the objectives at hand, helping to shape meeting agendas, leading discussions, serving as spokesperson for the independent trustees, overseeing the quality, quantity, and timeliness of information received from Fund management, and seeking to improve the governance process); (ii) communicating regularly with other members of the Board of Trustees and with the Chairman; and (iii) conducting evaluations of the members of the Board of Trustees. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.
The Board of Trustees presently is composed of eight members, seven of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. Five of the independent trustees have served on the Board of Trustees for at least ten years.
As reflected below, the chairs and membership of the Audit, Investment and Nominating and Corporate Governance Committees are composed entirely of independent trustees. Through these committees, the independent trustees have direct oversight of accounting, auditing and financial matters affecting the Trust, the evaluation and supervision of the Trust's Manager and subadvisers and the selection and nomination of candidates to the Board of Trustees.
The independent trustees, through the Lead Independent Trustee, regularly communicate with Brian Muench, President and Chair of the Trust, regarding matters of interest or concern to them, and the independent trustees, through the Lead
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Independent Trustee, participate in developing agenda items for Board meetings. The Board of Trustees meets in person approximately five times each year and by telephone at other times. At each in-person meeting, the Board holds one or more executive sessions at which the independent trustees are free to discuss any matter of interest or concern to them and obtain information directly from officers, employees and other agents of the Trust.
The Board of Trustees is actively involved in the risk oversight of the Trust. The Board, as a whole and through its Audit and Investment committees, supervises the Trust's accounting and audit functions, as well as other financial matters affecting the Trust, and evaluates and supervises the Trust's Manager and subadvisers. The Board of Trustees regularly receives detailed reports from, and has opportunity to question representatives of, the Trust's Chief Compliance Officer, the Trust's independent audit firm, and the Trust's administrator. The Chief Compliance Officer's reports include a quarterly risk assessment outlining all identified compliance risks, all identified exceptions and their resolution. The Board of Trustees also periodically receives reports, in person or by telephone, from various subadvisers.
The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.
•
The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Ms. Leonardi, Mr. Lewis and Mr. Reeds, met two times during the last fiscal year.  Mr. Reeds serves as chair of the Audit Committee.  The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

•
The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Ms. Leonardi, Mr. Lewis and Mr. Reeds, met four times during the last fiscal year. Mr. Burnim and Mr. Forde serve as co-chairs of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and the various investment portfolios of the Trust.

•
The Nominating and Corporate Governance Committee, made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Ms. Leonardi, Mr. Lewis and Mr. Reeds, met one time during the last fiscal year.  Mr. Lewis serves as chair of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees.  The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders of the Trust.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, Birth year, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Name, Address, and Birth Year	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
NON-INTERESTED TRUSTEES(1)
Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Consultant/Chair, various companies: Chairman, Emrys Analytics and subsidiaries, July 2015 to present; Chairman, Argus Investment Strategies Fund Ltd., February 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to present; Chairman, Northstar Group Holdings Ltd. Bermuda, 2011 to present; Chairman Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Expert Witness, Massachusetts Department of Revenue, 2011 to 2016.	35	Argus Group Holdings and Subsidiaries; Northstar Group Holdings; Sterling Trust (Cayman) Ltd.; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance.
Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	35	Luther College
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Name, Address, and Birth Year	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for Allianz VIP and VIP FOF Trust	Other Directorships Held Outside the AZL Fund Complex During Past 5 Years
Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; Chief Operations Officer, Hartford Funds, March 2012 to December 2013	35	Diamond Hill Funds (13 funds)
Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., October 2013 to present; Senior Vice President and Chief Investment Officer, CIGNA, 2004 to 2012	35	Connecticut Water Service, Inc.
Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Chief Executive Officer, Health eSense Inc., 2015 to Present; CEO, Connecticut Innovations, Inc., 2012 to 2015; General Partner, Fairview Capital, L.P., 1994 to 2012	35	reSet Social Enterprise Investment Fund
Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to 2014; Vice President/General Manager of Jostens, Inc., 2002 to 2006; Senior Vice President of Fortis Group, 1997 to 2002	35	None
Arthur C. Reeds, III (1944) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/99	Retired; Senior Investment Officer, Hartford Foundation for Public Giving, 2000 to 2003; Chairman, Chief Executive and President of Conning Corp., 1999 to 2000	35	Connecticut Water Service, Inc.
INTERESTED TRUSTEES(3)
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, April 2011 to present	35	None
The following briefly describes specific experiences, qualifications, attributes or skills each trustee brings to his or her service on the Board of Trustees of the Trust:
Mr. Burnim – Brings to the Board of Trustees over 40 years of experience in management and director positions in the financial services industry. Mr. Burnim's management experience includes over 25 years in various senior management positions for Citibank/Citicorp's Corporate and Investment banking sectors and approximately ten years as Managing Director or Executive Vice President at various privately owned investment firms. Mr. Burnim also has substantial prior board experience, including service on the boards of The Bank of Bermuda and various hedge funds and insurance companies, as well as various nonprofits. Mr. Burnim offers the Board of Trustees his considerable knowledge of the securities and insurance industries in which the Trust functions and in Board governance matters.
Ms. Ettestad – Brings to the Board of Trustees over 20 years of senior management experience, including over ten years of experience in senior management positions specifically at insurance providers and other financial service firms. Ms. Ettestad's subject matter expertise includes creation and analysis of financial systems and design and implementation of Sarbanes Oxley compliance and control processes, both directly applicable to the Board's supervision of the Trust's finance and compliance functions.
Ms. Fagely– Brings to the Board of Trustees extensive experience with mutual fund management and governance. She has over 20 years of senior management experience with various mutual fund and financial services firms, as well as prior experience serving as a member of the board of trustees and the audit committee chair for the Diamond Hill Funds, another mutual fund complex. This experience is directly applicable to the Board's supervision of the Trust's finance, operational and audit functions.
Mr. Forde – Brings to the Board of Trustees over 30 years of experience in the investment department of CIGNA (and its predecessors), including eight years as Chief Investment Officer and many prior years as senior managing director.  Mr.
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Forde also has board experience with Connecticut Water Service, Inc. Mr. Forde therefore brings to the Board considerable experience with the securities industry, considerable knowledge of investments, and experience in board governance matters.
Ms. Leonardi – Brings to the Board of Trustees more than 30 years of senior management experience, including approximately 20 years of experience as senior vice president, managing director or general partner of two private equity fund-of-funds managers and experience launching a new insurance subsidiary of Phoenix Home Life Mutual Insurance Co. Ms. Leonardi has substantial prior board experience, including service on the boards of the University of Connecticut Health Center (14 years), the University of Connecticut (10 years) and the Connecticut Children's Medical Center (3 years). Ms. Leonardi therefore brings considerable knowledgeable of the securities and insurance industries in which the Trust functions and in Board governance matters.
Mr. Lewis – Brings to the Board of Trustees over 35 years of management experience at various companies, including nearly 10 years in senior management positions at Fortis Financial Group and IDS Financial Services, Inc. Mr. Lewis brings to the Board of Trustees considerable experience in a variety of business functions, including sales and marketing, strategic planning, new product development and financial management. Mr. Lewis also has significant prior board experience with for profit and nonprofit organizations, including nearly 20 years on the Orono, Minnesota Board of Education. Mr. Lewis therefore also brings considerable knowledgeable of Board governance matters.
Mr. Reeds – Brings to the Board of Trustees over 30 years of experience in the investment department of CIGNA (and its predecessors), including nine years as Chief Investment Officer. Mr. Reeds also served as Chief Executive Officer of Conning Corporation (an investment bank) for the six months before its sale to Metropolitan Life. Mr. Reeds' prior board service includes Conning Corporation, Connecticut Water Service and Lyme Academy College of Fine Arts. Mr. Reeds therefore brings to the Board, and to his role as the Board's audit committee financial expert, considerable experience in the securities industry and Board governance matters and considerable knowledge in investments.
Mr. Muench – As President, is responsible for the day-to-day functions of the investment advisor, including management of the investment research process and the investment analytical group which monitors and makes recommendations regarding the retention of existing subadvisers and addition of new subadvisers within the investment option line-up. Mr. Muench brings to the Board of Trustees not only his expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds of the Trust.
OFFICERS
Name, Address, and Birth Year	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, April 2011 to present.
Michael Radmer (1945) Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402‑1498	Secretary	Since 02/02	Senior Counsel (previously, Partner), Dorsey and Whitney LLP since 1976.
Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc.
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti-MoneyLaundering Compliance Officer	Since 02/14
Chief Compliance Officer of the VIP Trust and the FOF Trust, February 2014 to present; Deputy Chief Compliance Officer of the VIP Trust and the FOF Trust and Compliance Director, Allianz Life, February 2007 to February 2014.

(1)	Member of the Audit Committee.
(2)	Indefinite.
(3)	Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.
(4)
The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer.  The Chief Compliance Officer and Anti-Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

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The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2017.
Name of Director	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Peter R. Burnim 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Peggy L. Ettestad 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Tamara Lynn Fagely 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Richard H. Forde 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Arthur C. Reeds III 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Claire R. Leonardi 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Dickson W. Lewis 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
Brian Muench 5701 Golden Hills Drive Minneapolis, MN 55416	None	None
The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2017.
Name	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Peter R. Burnim	N/A	N/A	None	N/A	N/A
Peggy L. Ettestad	N/A	N/A	None	N/A	N/A
Tamara Lynn Fagely	N/A	N/A	None	N/A	N/A
Richard H. Forde	N/A	N/A	None	N/A	N/A
Arthur C. Reeds III	N/A	N/A	None	N/A	N/A
Claire R. Leonardi	N/A	N/A	None	N/A	N/A
Dickson W. Lewis	N/A	N/A	None	N/A	N/A
The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2017. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from any Fund for the fiscal year ended December 31, 2017, in excess of $60,000. Trustees who are affiliated with the Funds' distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out‑of‑pocket expenses relating to attendance at meetings.
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COMPENSATION TABLE 1/1/2017 THROUGH 12/31/2017
Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of the Trust's Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trusts
NON-INTERESTED TRUSTEES
Peter R. Burnim	$64,095	$-	N/A	$170,000
Peggy L. Ettestad	$80,119	$-	N/A	$212,500
Roger A. Gelfenbien	$64,095	$-	N/A	$170,000
Tamara Lynn Fagely	$5,385	$-	N/A	$14,167
Richard H. Forde	$5,385	$-	N/A	$14,167
Arthur C. Reeds III	$64,095	$-	N/A	$170,000
Claire R. Leonardi	$73,709	$-	N/A	$195,500
Dickson W. Lewis	$64,095	$-	N/A	$170,000
INTERESTED TRUSTEES
Brian Muench	$-	$-	N/A	$-
TRUSTEE HOLDINGS
As of March 29, 2018, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 29, 2018, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:
Fund/Shareholder	Percent of the Class Total Assets Held by Allianz Life Insurance Company of North America*	Percent of the Class Total Assets Held by Allianz Life Insurance Company of New York**
AZL Balanced Index Strategy Fund	93.39%	6.61%
AZL DFA Multi-Strategy Fund	91.13%	8.87%
AZL MVP Balanced Index Strategy Fund	87.73%	12.27%
AZL MVP BlackRock Global Strategy Plus Fund	88.15%	11.85%
AZL MVP DFA Multi-Strategy Fund	93.10%	6.90%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	88.27%	11.73%
AZL MVP Fusion Dynamic Balanced Fund	91.28%	8.72%
AZL MVP Fusion Dynamic Conservative Fund	91.10%	8.90%
AZL MVP Fusion Dynamic Moderate Fund	89.56%	10.44%
AZL MVP Growth Index Strategy Fund	89.69%	10.31%
AZL MVP Moderate Index Strategy Fund	88.76%	11.24%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	88.64%	11.36%
*	Allianz Life Insurance Company of North America (Allianz Life Variable Account B), 5701 Golden Hills Drive, Minneapolis, MN 55440
**	Allianz Life Insurance Company of New York (Allianz Life of NY Variable Account C), One Chase Manhattan Plaza, 37th Floor, New York, NY 10005‑1423
The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.
THE MANAGER
Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.
The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.
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The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Underlying Funds and other Permitted Underlying Investments. For management services, each Fund will pay the Manager a fee computed daily at an annual rate based on each Fund's average daily net assets.
Name of Fund	Gross Management Fee as a Percentage of Average Net Assets
AZL Balanced Index Strategy Fund	0.05%
AZL DFA Multi-Strategy Fund	0.05%
AZL MVP Balanced Index Strategy Fund	0.10%
AZL MVP BlackRock Global Strategy Plus Fund	0.10%
AZL MVP DFA Multi-Strategy Fund	0.20%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	0.10%
AZL MVP Fusion Dynamic Balanced Fund	0.20%
AZL MVP Fusion Dynamic Conservative Fund	0.20%
AZL MVP Fusion Dynamic Moderate Fund	0.20%
AZL MVP Growth Index Strategy Fund	0.10%
AZL MVP Moderate Index Strategy Fund	0.10%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%
The Manager and the Fund listed below have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to the rates shown below.  These reductions may not be increased or terminated prior to April 30, 2019.
Name of Fund	Management Fee
AZL MVP DFA Multi-Strategy Fund	0.10% on all assets
Wilshire Associates Incorporated ("Wilshire"), located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds' asset allocations among the Fusion Permitted Underlying Investments.  The Manager, not any Fund, pays a consultant fee to Wilshire.
The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends.
The Manager separately has entered into an expense limitation agreement with each of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund. The waiver of such fees may cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
The Manager may request and receive reimbursement from the Funds ("recoupment") for expenses paid by the Manager under the Expense Limitation Agreement, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement.  Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.
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The Manager and each of the following Funds have entered into a written agreement, through April 30, 2019, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to the amount set forth below:
Name of Fund	Expense Limitation for Fund
AZL Balanced Index Strategy Fund	0.20%
AZL DFA Multi-Strategy Fund	0.20%
AZL MVP Balanced Index Strategy Fund	0.20%
AZL MVP BlackRock Global Strategy Plus Fund	0.15%
AZL MVP DFA Multi-Strategy Fund	0.15%
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	0.15%
AZL MVP Fusion Dynamic Balanced Fund	0.30%
AZL MVP Fusion Dynamic Conservative Fund	0.35%
AZL MVP Fusion Dynamic Moderate Fund	0.30%
AZL MVP Growth Index Strategy Fund	0.20%
AZL MVP Moderate Index Strategy Fund	0.15%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.15%
Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.
Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.
The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.
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The Fund's management fees for the last 3 fiscal years that were earned and waived were as follows:
Fund	For The Fiscal Year or Period Ended
	December 31, 2017			December 31, 2016			December 31, 2015
	Management Fees Earned	Recoupment	Management Fees Waived	Management Fees Earned	Recoupment	Management Fees Waived	Management Fees Earned	Recoupment	Management Fees Waived
AZL Balanced Index Strategy Fund	$221,184	$-	$-	$219,461	$-	$-	$221,553	$-	$-
AZL DFA Multi-Strategy Fund	601,525	$-	$-	598,599	-	-	695,328	-	-
AZL MVP Balanced Index Strategy Fund	316,561	$-	$-	281,433	-	-	237,553	-	-
AZL MVP BlackRock Global Strategy Plus Fund	3,961,746	$3,050	$-	6,253,896	-	3,050	6,806,890	-	-
AZL MVP DFA Multi-Strategy Fund	131,324	$-	$96,516	75,930	-	79,286	23,412	-	44,270
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	280,678	$-	$-	297,017	51	-	308,222	5,206	-
AZL MVP Fusion Dynamic Balanced Fund	2,213,010	$-	$-	2,261,579	-	-	2,496,646	-	-
AZL MVP Fusion Dynamic Conservative Fund	549,804	$-	$-	555,362	-	-	542,909	-	-
AZL MVP Fusion Dynamic Moderate Fund	4,715,944	$-	$-	4,735,672	-	-	5,287,214	-	-
AZL MVP Growth Index Strategy Fund	2,426,953	$-	$-	1,597,546	-	-	1,282,331	-	-
AZL MVP Moderate Index Strategy Fund	534,488	$-	$-	520,252	-	-	507,559	-	-
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	1,004,169	$-	$-	785,607	-	-	500,001	-	-
Pursuant to separate agreements effective July 14, 2014 between the Funds and the Manager, the Manager provides a Chief Compliance Officer ("CCO") and certain compliance oversight and filing services to the Trust.  Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.  The fees are paid to the Operations as "Administrative and compliance service fees" in the Funds' annual and semiannual reports.
THE SUBADVISERS OF UNDERLYING FUNDS
The Manager has entered into agreements with various subadvisers with respect to each Underlying Fund managed by the Manager.  Certain Underlying Funds are managed by affiliates of the Manager.
Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential subadviser's asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management.  The Manager chooses a small group of potential subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis.  Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified.  The Manager's selection is then subject to approval by the Board of Trustees of the Allianz Variable Insurance Products Trust, including a majority of the Trustees who are not "interested persons."
Each subadviser's performance on behalf of an Underlying Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk.  The Manager brings comprehensive monitoring and control to the investment management process.
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The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Permitted Underlying Funds managed by the Manager to obtain the services of one or more subadvisers without investor or shareholder approval.  The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees.  If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.
OTHER MANAGED ACCOUNTS
Brian Muench, a portfolio manager for the Funds, is primarily responsible for the evaluation and selection of subadvisers of the funds that are series of the VIP Trust (the "VIP Funds"). As of December 31, 2017, aggregate assets under management in the VIP Funds were $7.485 billion.
Effective October 14, 2016, Mr. Muench and Johan Grahn, also a portfolio manager for the Funds, serve as portfolio managers for the AZL Moderate Index Strategy Fund, a series of the VIP funds. As of December 31, 2017, assets under management in the AZL Moderate Index Strategy Fund were $741 million.
POTENTIAL MATERIAL CONFLICTS OF INTEREST
The portfolio manager of the Funds does not manage the assets of any other registered investment company, other pooled investment vehicle, or other account.  Therefore, the portfolio manager is not subject to the potential for any material conflicts of interest that may arise in connection with the portfolio manager's management of the Fund's investments, on the one hand, and the investments of other registered investment companies, other pooled investment vehicles, or other accounts.  However, the Manager may have a potential conflict of interest in allocating assets among and between the Underlying Funds because the subadvisory fee rate it pays to the Subadvisers of the Underlying Funds are different.
PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2017, for the Manager in its capacity as asset manager for the Funds.
The portfolio managers' cash compensation consists of a fixed, market-based salary and an annual incentive bonus; employees may also be eligible for compensation under a long-term performance incentive plan (known as ALT-PUP). An employee's salary, and any annual salary increase, is determined based on relevant market considerations and the employee's individual performance. The amount of any annual incentive bonus is determined based on the overall financial performance relative to business goals of the Manager and its parent, Allianz Life Insurance Company of North America, and on the employee's individual performance. Eligibility for compensation under the ALT-PUP is based on the employee's level in the organization and individual performance. An eligible employee may be awarded ALT-PUP units based on the overall financial performance relative to business goals of the Manager and its parent, and on the employee's individual performance. ALT-PUP units are valued and paid out over the three years following the award, with one-third of the award valued and paid each year. The actual value of the ALT-PUP units in any year is based primarily on the overall financial performance relative to business goals of the Manager and its parent.
Portfolio managers also may be eligible to participate in (i) a 401(k) retirement plan, (ii) a non-qualified employee stock purchase plan, which offers participants the opportunity to invest at a discount in shares of the publicly-traded stock of the Manager's ultimate parent, Allianz SE, and (iii) a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.
Portfolio manager compensation is not based on the value of the assets held in the Funds' portfolios and is not based directly on the performance of the Funds; the performance of the Funds is a factor in the evaluation of the portfolio managers' performance, and each portfolio manager's individual performance is a factor in the determination of cash compensation, as described above.
PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2017, the portfolio managers did not beneficially own shares of any Fund.
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AFFILIATED PERSONS
The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.
Name	Position with Trust	Position with the Manager
Brian J. Muench	Trustee, Chair, and President	President
Christopher Pheiffer	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Corporate Compliance Director
Michael J. Tanski	Vice President, Operations	Assistant Vice President, Operations
Darin Egbert	Vice President, Investments	Assistant Vice President, Asset Manager Selection
PORTFOLIO TRANSACTIONS BY THE FUNDS OR UNDERLYING FUNDS
As of the date of this statement of additional information, the Funds invest only in registered investment companies managed by affiliates, unaffiliated mutual funds, and other securities or derivative instruments. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.
Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, where possible, purchases will be made dealing directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.
The Funds have adopted Directed Brokerage Policies and Procedures which state that it is the policy of the Funds not to permit compensation to broker-dealers for promoting or selling the Funds' shares by directing portfolio securities transactions to that broker-dealer or directing other broker-dealers executing portfolio transactions for the Funds to share any portfolio transaction compensation with such selling broker-dealers. No individuals who participate in the sale or marketing of the Funds may participate in the selection of broker-dealers who sell shares of the Funds.
While the Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker.
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Fund	Total Brokerage Commission Paid for the Fiscal Year Ended December 31, 2017	Total Brokerage Commission Paid for the Fiscal Year Ended December 31, 2016	Total Brokerage Commission Paid for the Fiscal Year Ended December 31, 2015
AZL Balanced Index Strategy Fund	$0	$0	$0
AZL DFA Multi-Strategy Fund	0	0	0
AZL MVP Balanced Index Strategy Fund	501	1,885	2,152
AZL MVP BlackRock Global Strategy Plus Fund	1,324	8,713	7,728
AZL MVP DFA Multi-Strategy Fund	111	306	152
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	420	13,283	7,559
AZL MVP Fusion Dynamic Balanced Fund	1,770	11,763	12,422
AZL MVP Fusion Dynamic Conservative Fund	402	1,707	2,006
AZL MVP Fusion Dynamic Moderate Fund	3,298	43,240	36,434
AZL MVP Growth Index Strategy Fund	4,351	31,465	24,511
AZL MVP Moderate Index Strategy Fund	894	18,457	12,585
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	1,670	9,545	9,778
Information regarding the portfolio transactions of each Underlying Fund and total brokerage commissions paid by each Underlying Fund during the last fiscal year is available in the SAI for each Underlying Fund. Information regarding obtaining the SAI for the Permitted Underlying Funds is found on the cover page of this SAI.
AFFILIATED BROKERS
The Funds have paid no brokerage commissions to any broker that is affiliated with the Trust or the Manager for each of the three fiscal years ended December 31, 2015, December 31, 2016, and December 31, 2017.
Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Funds' distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.
At December 31, 2017, the Funds listed below held the following securities of issuers, each of which derived more than 15% of its gross revenues from the business of a broker, dealer, underwriter, or an investment adviser:
Fund	Name of Broker or Dealer	Approximate Aggregate Value of Issuer Securities Owned by the Fund at 12/31/17
AZL MVP BlackRock Global Strategy Plus Fund	Mellon Bank	45,889
AZL MVP BlackRock Global Strategy Plus Fund	Wells Fargo	165,326
Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of an Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a adviser/subadviser of an Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or a adviser/subadviser of an Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.
Information regarding affiliated brokers of the Permitted Underlying Funds and the brokerage commissions paid by the Underlying Funds during the last three years to any broker that is affiliated with the Trust, the Manager, or any adviser/subadviser of an Underlying Fund is available in the SAI for each Underlying Fund.
ADMINISTRATOR AND FUND ACCOUNTANT
Citi Fund Services Ohio, Inc. ("CFSO"), whose principal location of business is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the administrator (the "Administrator") and fund accountant (the "Fund Accountant") to
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the Trust pursuant to an amended Services Agreement dated as of January 1, 2018 (the "Services Agreement"), as amended.  CFSO also serves as the Administrator and Fund Accountant to the VIP Trust. The VIP Trust is an open-end management company organized in July 1999 as a Delaware Statutory trust comprised of 23 separate investment portfolios, all of which are currently Underlying Funds.
As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N‑SAR and N‑CSR or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.
As Fund Accountant, CFSO maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.
CFSO receives a fee for its services as Administrator and Fund Accountant in the amount of $46,000 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, CFSO receives an annual fee of $67,758 from the Trust for Compliance Services utilized by the Chief Compliance Officer of the Trust.
For the fiscal year ended December 31, 2017, CFSO was entitled to receive and waived administration fees from the Funds as follows:
Fund	Service Fees Earned	Service Fees Waived
AZL Balanced Index Strategy Fund	$49,261	$-
AZL DFA Multi-Strategy Fund	53,867	-
AZL MVP Balanced Index Strategy Fund	48,500	-
AZL MVP BlackRock Global Strategy Plus Fund	228,526	-
AZL MVP DFA Multi-Strategy Fund	47,352	-
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	48,479	-
AZL MVP Fusion Dynamic Balanced Fund	53,408	-
AZL MVP Fusion Dynamic Conservative Fund	48,468	-
AZL MVP Fusion Dynamic Moderate Fund	62,346	-
AZL MVP Growth Index Strategy Fund	50,886	-
AZL MVP Moderate Index Strategy Fund	50,060	-
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	52,705	-
The Services Agreement shall continue in effect until December 31, 2019, and thereafter, renew for successive one‑year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by the Trust or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder.
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DISTRIBUTOR
Allianz Life Financial Services, LLC (the "Distributor"), whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.
The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 23, 2017. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by the Distributor on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.
CUSTODIAN
The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund.  BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services.  Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.
TRANSFER AGENT
FIS Investor Services LLC, whose principal location of business is 4249 Easton Way Suite 400, Columbus, OH 43219, serves as the transfer agent to the Trust pursuant to a Transfer Agency Services Agreement with the Trust, assigned to FIS April 1, 2015. FIS also serves as the Transfer Agent to the VIP Trust. As Transfer Agent, FIS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records, processes shareholder purchase and redemption orders, processes transfers and exchanges of shares of the Funds on the shareholder files and records, and processes dividend payments and reinvestments.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.
LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Perkins Coie LLP, 700 Thirteenth Street N.W., Washington, D.C. 20005, is legal counsel to the Independent Trustees.
CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1 under the 1940 Act and Rule 204A under the Investment Advisers Act of 1940.
CONSULTANT TO THE MANAGER
The Manager has retained Wilshire Funds Management as a consultant to assist it in analyzing individual Fusion Underlying Funds and aggregate Fusion Fund composition and risk parameters. The Consultant provides various portfolio structuring analysis services to the Manager. It does not, however, have advisory authority with regard to the Fusion Funds and does not enter portfolio transactions. The Fusion Funds' portfolios are managed by and investment decisions are made by the Manager. The Consultant and its agreement with the Manager are further discussed in "Management of the Trust – The Manager."
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ADDITIONAL INFORMATION

DESCRIPTION OF SHARES
The Trust is a Delaware statutory trust organized on June 16, 2004. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 12 series.  Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.
Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.
The shareholders of the Trust are the Participating Insurance Companies and the Separate Accounts which hold the right to vote upon matters at any meeting of the shareholders of the Trust. However, the Trust understands that the Participating Insurance Companies generally will solicit voting instructions from Contract owners regarding matters submitted to shareholder vote and the Participating Insurance Companies will vote all outstanding shares of any Fund of the Trust in accordance with instructions timely given by the owners of the Contracts for which the Fund serves as a funding vehicle. Fund shares held by a Separate Account as to which no instructions have been received or that are not attributable to a Contract owner, Fund shares held by a Participating Insurance Company for its own account also will be voted for or against any proposition, or in abstention, in the same proportion as the shares as to which instructions have been received. Because most Contract owners do not provide instructions, the effect of this proportional voting is that a small number of Contract owners can determine the outcome of the voting. If, in the future, a Participating Insurance Company determines that it is permitted to vote any shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.
The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.
VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this SAI, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.
ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.
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A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.
As of the end of its tax year ended December 31, 2017, the Fund has capital loss carry forwards ("CLCFs") as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.
Post-effective CLCFs not subject to expiration:
Fund	Short Term Amount	Long Term Amount
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	$5,681,446	$11,085,796
Information regarding the capital loss carry forwards of the Underlying Funds, which are available to offset future capital gains, is included in the SAI for the Underlying Funds. To the extent the Underlying Funds' carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.
Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.
Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.
Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.
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A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.
A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.
By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.
When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.
Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.
In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.
The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.
Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the
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ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.
However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.
Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.
Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.
Information set forth in the prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI. Such laws and regulations may be changed by legislative or administrative action.
ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS
The Underlying Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that a fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that a fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such fund's shareholders. Therefore, the payment of this tax would reduce such fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
TAXATION OF THE UNDERLYING FUNDS
Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.
PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.
In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution
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rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.
Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Company of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or CFSO voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.
Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.
YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the AZL Government Money Market Fund, an Underlying Fund, is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the AZL Government Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.
At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.
YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the non-money market Underlying Funds that compose the VIP Trust and the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-money market Underlying Funds that compose the VIP Trust and the Funds will vary from time to time depending upon market conditions, the composition of a fund's portfolio and operating expenses of the Trust allocated to each fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.
CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number
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of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.
MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.
The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.
The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.
Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.
The Trust currently does not foresee any disadvantages to the holders of Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.
The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.
The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.
FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2017, are incorporated by reference to the Annual Report to shareholders, dated as of December 31, 2017, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge upon written request from the Trust at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1-800-624-0197.
PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust and Allianz Investment Management LLC appear in Appendix B to this SAI.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.
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APPENDIX A

COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:
"A‑1" – Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
"A‑2" – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A‑1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
"A‑3" – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
"B" – Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
"C" – Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.
"D" – Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:
"Prime‑1" – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime‑1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
"Prime‑2" – Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
"Prime‑3" – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
"Not Prime" – Issuers do not fall within any of the rating categories.
The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D‑1," "D‑2" and "D‑3." Duff & Phelps employs three designations, "D‑1+," "D‑1" and "D‑1‑," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:
"D‑1+" – Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
"D‑1" – Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
"D‑1" – Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
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"D‑2" – Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
"D‑3" – Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.
"D‑4" – Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.
"D‑5" – Issuer has failed to meet scheduled principal and/or interest payments.
Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:
"F1" – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.
"F2" – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."
"F3" – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
"B" – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
"C" – Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
"D" – Securities are in actual or imminent payment default.
Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:
"TBW‑1" – This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.
"TBW‑2" – This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW‑1."
"TBW‑3" – This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.
"TBW‑4" – This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.
CORPORATE AND LONG-TERM DEBT RATINGS
The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:
"AAA" – An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
"AA" – An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
"A" – An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
"BBB" – An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
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"BB," "B," "CCC," "CC" and "C" – Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
"BB" – Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
"B" – Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
"CCC" – Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
"CC" – An obligation rated "CC" is currently highly vulnerable to non-payment.
"C" – The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
"D" – An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.
PLUS (+) OR MINUS (‑) – The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
"r" – This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:
"Aaa" – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
"Aa" – Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
"A" – Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
"Baa" – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
"Ba," "B," "Caa," "Ca" and "C" – Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.
Con. (–) – Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
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Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.
The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:
"AAA" – Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
"AA" – Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
"A" – Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
"BBB" – Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.
"BB," "B," "CCC," "DD" and "DP" – Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.
To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (‑) sign to show relative standing within these major categories.
The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:
"AAA" – Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.
"AA" – Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
"A" – Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.
"BBB" – Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.
"BB" – Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
"B" – Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
"CCC," "CC" and "C" – Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.
"DDD," "DD" and "D" – Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.
To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (‑) sign to show relative standing within these major rating categories.
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Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:
"AAA" – This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.
"AA" – This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.
"A" – This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
"BBB" – This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
"BB," "B," "CCC" and "CC" – These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.
"D" – This designation indicates that the long-term debt is in default.
PLUS (+) OR MINUS (‑) – The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.
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APPENDIX B – PROXY VOTING POLICIES

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Proxy Voting Policy and Procedures (revised effective June 15, 2016)
I.	Policy
A.
Basis for Proxy Voting. The Allianz Variable Insurance Products Trust (the "VIP Trust") and the Allianz Variable Insurance Products Fund of Funds Trust (the "FOF Trust," and together with the VIP Trust, the "Trusts") seek to vote proxies received with respect to the securities held by one or more of their outstanding series (each, a "Fund") in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of a favorable investment return.

B.
Delegation of Proxy Voting. The Board of Trustees (the "Board") of the Trusts recognizes that the right to vote a proxy with respect to the securities that each Fund holds is an asset of that Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trusts' officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by Allianz Investment Management LLC ("AIM") and by those investment advisers retained by AIM to provide day-to-day investment management services to the Funds of the VIP Trust (each, a "Subadviser"). Accordingly, the Board hereby delegates to AIM or to each Subadviser of a Fund of the VIP Trust, as the case may be, the responsibility for voting proxies on securities held by any Fund, the purchase and holding of which is a result of one or more investment decisions made by AIM or such Subadviser, subject to the continuing oversight of the Board(1) (hereafter, AIM and the Subadvisers may, as appropriate, be referred to individually as a "Manager" or collectively as the "Managers").

(1)	This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
C.
Monitoring of Proxy Voting by Subadvisers. The Board further delegates to AIM, as an integral part of those services provided by AIM to the VIP Trust pursuant to its agreement with the VIP Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the VIP Trust and the proxy voting policies, procedures, and guidelines ("Proxy Voting Policies") adopted by such Subadviser.

II.	Procedures
A.
Manager Proxy Voting Policies; Board Oversight. The Proxy Voting Policies of each Manager are incorporated by reference herein. The officers of the Trusts shall obtain from each Manager the Proxy Voting Policies adopted by such Manager. Generally, a Manager's Proxy Voting Policies initially shall be presented to the Board for review and approval not later than the Board meeting at which the agreement dealing with the services to be provided by the Manager is submitted for the Board's review and approval. Thereafter, Proxy Voting Policies or a summary thereof for each Manager shall be presented to the Board at least annually for its review and approval. The Trusts' officers shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Manager.

B.	Specific Matters.
1.
Conflict of Interest. The Trusts recognize that there may be instances in which a Manager (or affiliated persons of a Manager) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Policies provided to the Trusts by Managers, the Trusts' officers will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Manager has limited discretion in making a proxy voting decision in the event of a conflict of interest, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Manager and the Trusts would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Manager may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict. In these circumstances, and where the Manager advises the Trust of such a conflict and its inability to vote, the Trusts may direct the Manager how to vote. In directing a Manager how to vote, the Trusts may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Managers to the Trusts on the same proxy voting decision, where a conflict does not exist; the policies and

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procedures of the Manager that is unable to vote due to the conflict; or any other consideration affecting the Trusts.
2.
Differences Among Proxy Voting Policies. The Trusts recognize that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Managers (such as, when more than one Fund, or two or more subportfolios of the same Fund that are managed by different Managers, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trusts that such circumstance will not be deemed to suggest improper action on the part of any Manager or the Trusts.

3.
Proxy Voting for Loaned Securities. Portfolio securities of the Funds may, from time to time, be on loan through a securities lending program or securities lending arrangement with a third party ("Loaned Securities"). Currently, only the VIP Trust participates in securities lending. Voting rights that accompany Loaned Securities generally pass to the borrower of the securities. Because the right to vote a proxy with respect to the securities that each Fund holds is an important asset of that Fund, particularly, although not exclusively, with respect to proxies involving important or material events, it is the policy of the Trusts that it will direct the securities lending agent(s) to use reasonable efforts to recall Loaned Securities for the purpose of voting all proxies

The Trusts recognize that the ability to timely recall shares for proxy voting purposes requires the cooperation of the securities lending agent(s) and other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall Loaned Securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting securities. The Trusts and their securities lending agent(s), and not the Managers, are responsible for recalling Loaned Securities.
4.
Cost-Benefit Analysis Involving Voting Proxies. The Trusts recognize that there may be circumstances in which refraining from voting a proxy may be in a Fund's best interest, such as when the Manager determines that the cost of voting a proxy exceeds any expected benefit to the Fund. For example, a Manager may refrain from voting a proxy on behalf of a Fund due to de minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below) and timing issues related to the opening/closing of accounts. A Manager may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Manager's ability to vote the proxy. These issues may include, but are not limited to:  (i) proxy statements and ballots being written in a foreign language; (ii) untimely notice of a shareholder meeting; (iii) requirements to vote proxies in person; (iv) restrictions on a foreigner's ability to exercise votes; (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting; or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Managers are expected, however, to vote all such proxies on a best-efforts basis.

5.
Proxy Voting for Affiliated Underlying Funds. Certain Funds of the Trusts may invest in shares of other investment companies ("Underlying Funds") which may be advised by the Fund's Manager or its affiliates. In particular, the Funds of the FOF Trust, each of which is advised by AIM, are expected to invest primarily in the shares of Underlying Funds which are advised by AIM or its affiliates. It is the policy of the Trusts that any proxy solicited by such an affiliated Underlying Fund shall be voted by the Trusts in the same ratio as shares are voted by the investors of such Underlying Fund who are not affiliated with the Manager or the Trusts. In the event that the affiliated Underlying Fund has no investors who are not affiliated with the Manager or the Trusts, any proxy solicited by such an affiliated Underlying Fund shall be voted by the Trusts in accordance with the recommendation of the Underlying Fund's board.

C.	Voting Record Reporting.
1.
Maintenance of Manager Voting Records. No less than annually, the Trusts shall obtain from each Manager a record of each proxy voted with respect to portfolio securities of each Fund of the Trusts managed, in whole or in part, by that Manager during the year. This record may be provided directly by the Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.

2.
Annual Filing on Form N-PX. Each of the Trusts shall file an annual report of each proxy voted with respect to securities of the Trust's Funds during the 12-month period ended June 30 on Form N-PX not later than August 31 of each year.

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III.	Revocation
The delegation of the authority to vote proxies relating to portfolio securities of any Fund is entirely voluntary and may be revoked by either or both of the Trusts, acting by resolution of the Board, in whole or in part, at any time.
IV.	Disclosures
A.	Each of the Trusts shall include in its registration statement:
1.	Either copies of or a description of this policy and of each Manager's Proxy Voting Policies; and
2.
A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B.	Each of the Trusts shall include in its Annual and Semi-Annual Reports to shareholders:
1.
A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to securities of the Trust's Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.

2.
A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

ALLIANZ INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures
(revised December 1, 2010)
The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Allianz Investment Management LLC ("AZIM"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act")(1). AZIM serves as the investment adviser to various clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act")(2). These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of AZIM and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff.
(1)	These Policies and Procedures are adopted by AZIM pursuant to Rule 206(4)-6 under the Advisers Act. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).
(2)	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
AZIM will implement these Policies and Procedures for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. AZIM's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. These Policies and Procedures also apply to any voting rights and/or consent rights of AZIM, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures(3).
(3)
For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of AZIM on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

Set forth below are AZIM's Policies and Procedures with respect to any voting or consent rights of advisory clients over which AZIM has discretionary voting authority. These Policies and Procedures may be revised from time to time.
General Statements of Policy
These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of AZIM's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
AZIM may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
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Conflicts of Interest
AZIM seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, AZIM will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict(4);
(4)	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.
2.	voting in accordance with the policies of the client or with the instructions or consent of the client after providing notice of and disclosing the conflict to that client;
3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;
4.	suggesting that the client engage another party to determine how the proxies should be voted;
5.	delegating the vote to an independent third-party service provider; or
6.	voting in accordance with the factors discussed in these Policies and Procedures.
AZIM will document the process of resolving any identified material conflict of interest.
Reporting Requirements and the Availability of Proxy Voting Records
Except to the extent required by applicable law or otherwise approved by AZIM, AZIM will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, AZIM will disclose to its clients or the entity delegating the voting authority to AZIM for such clients (for example, trustees or consultants retained by the client), how AZIM voted such client's proxy. In addition, AZIM provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by AZIM. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how AZIM voted that client's proxies is available upon request.
Record Keeping
AZIM or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by AZIM on behalf of a client; (4) a copy of any document created by AZIM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from AZIM to any (written or oral) client request for such records. Additionally, AZIM or its agent maintains any documentation related to an identified material conflict of interest.
Proxy voting books and records are maintained by AZIM or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of AZIM or its agent.
Review and Oversight
AZIM's proxy voting procedures are described below. AZIM's compliance group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
1.	Receipt of Proxies by AZIM. AZIM's operations group generally will receive notice of any proxy from registered owners of record (for example, custodian bank or other third-party service providers).
2.
Conflicts of Interest – AZIM's operations group will engage the compliance group to review each proxy to determine whether there may be a material conflict between AZIM and its client. As part of this review, the compliance group will determine whether the issuer of the security or proponent of the proposal is a client or affiliate of AZIM, or if a client or affiliate has actively solicited AZIM to support a particular position. If no conflict exists, the operations group will forward each proxy to AZIM's Valuation and Investment Policy Committee (the "VIP Committee"). However, if a conflict does exist, AZIM's compliance group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.	Vote – The VIP Committee will review the information, will vote the proxy in accordance with these Policies and Procedures, and will return the voted proxy to AZIM's operations group.
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4.
Transmittal to Third Parties – AZIM will document the VIP Committee's decision for each proxy received in a format designated by the custodian bank or other third party service provider. AZIM will maintain a log of all corporate actions, including proxy voting, that indicates, among other things, the date the notice was received and verified, AZIM's response, the date and time the custodian bank or other third party service provider was notified, the expiration date, and any action taken.

5.
Information Barriers – Certain entities controlling, controlled by, or under common control with AZIM ("Affiliates") may be engaged in banking, investment advisory, broker-dealer, and investment banking activities. AZIM personnel and AZIM's agents are prohibited from disclosing information regarding AZIM's voting intentions to any Affiliate. Any AZIM personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which AZIM or its delegate intend to vote on a specific issue must terminate the contact and notify the compliance group immediately.

Certain personnel performing duties for AZIM also are employed by and perform duties for Allianz Life Insurance Company of North America ("AZL"), which owns AZIM. In certain circumstances, AZIM personnel involved in the process of voting proxies on behalf of AZIM's client may also be involved in the process of voting the same proxies on behalf of AZL or other Affiliates. Any such circumstances should be reported to AZIM's compliance group, which will be responsible to ensure that the interests of AZIM's clients are protected and that any conflicts of interest are identified and resolved.
Categories of Proxy Voting Issues
In general, AZIM reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. AZIM considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. AZIM may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because AZIM believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of AZIM's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of AZIM, and a non-exhaustive list of factors that AZIM may consider in determining how to vote the client's proxies.
Board of Directors
1.
Independence – AZIM may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation, and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.
Director Tenure and Retirement – AZIM may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

3.
Nominations in Elections – AZIM may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

4.
Separation of Chairman and CEO Positions – AZIM may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

5.
D&O Indemnification and Liability Protection – AZIM may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (for example, negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.
Stock Ownership – AZIM may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his/her duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

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Proxy Contests and Proxy Contest Defenses
1.
Contested Director Nominations – AZIM may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.
Reimbursement for Proxy Solicitation Expenses – AZIM may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.	Ability to Alter the Size of the Board by Shareholders – AZIM may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
4.
Ability to Remove Directors by Shareholders – AZIM may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.
Cumulative Voting – AZIM may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

6.
Supermajority Shareholder Requirements – AZIM may consider all relevant factors, including but not limited to, limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses
1.
Classified Boards – AZIM may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.
Poison Pills – AZIM may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.
Fair Price Provisions – AZIM may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (for example, supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure
1.
Stock Authorizations – AZIM may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.
Issuance of Preferred Stock – AZIM may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.
Stock Splits – AZIM may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

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4.
Reverse Stock Splits – AZIM may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

Executive and Director Compensation
1.
Stock Option Plans – AZIM may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.
Director Compensation – AZIM may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.
Golden and Tin Parachutes – AZIM may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation
State Takeover Statutes – AZIM may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
Mergers and Restructurings
1.
Mergers and Acquisitions – AZIM may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. AZIM may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

2.
Corporate Restructurings – With respect to a proxy proposal that includes a spin-off, AZIM may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, AZIM may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, AZIM may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies
Except as otherwise provided in the following paragraph, for a client that is invested in an investment company, AZIM votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by AZIM or its affiliates, if there is a conflict of interest that may be presented when voting for the client (for example, a proposal to approve a contract between AZIM and the investment company), AZIM will resolve the conflict by doing any one of the following: (i) voting in accordance with the written policies of the client or with the instructions or consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.
1.
Election of Directors or Trustees – AZIM may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

2.
Converting Closed-End Fund to Open-End Fund – AZIM may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

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3.
Proxy Contests – AZIM may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.
Investment Advisory Agreements – AZIM may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) total return performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.
Policies Established in Accordance with the 1940 Act. AZIM may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.
Changing a Fundamental Restriction to a Non-Fundamental Restriction – AZIM may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

7.
Rule 12b-1 Plans – AZIM may consider the following when voting on a proposal to approve a Rule 12b-1 Plan: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.
Names Rule Proposals – AZIM may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.
Disposition of Assets/Termination/Liquidation – AZIM may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

10.
Changes to Charter Documents – AZIM may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.
Changing the Domicile of a Fund – AZIM may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.
Change in Fund's Subclassification – AZIM may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities
1.
Waivers and Consents – AZIM may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities that are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.
Voting on Chapter 11 Plans of Liquidation or Reorganization – AZIM may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions
1.
Other Business – Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." AZIM may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) AZIM's responsibility to consider actions before supporting them.

2.
Equal Access – AZIM may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director

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nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
3.
Charitable Contributions – AZIM may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

4.
Special Interest Issues – AZIM may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

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PART C
OTHER INFORMATION

ITEM 28. EXHIBITS

Exhibit Number	Description of Exhibit

(a)
Agreement and Declaration of Trust, of the Allianz Variable Insurance Products Fund of Funds Trust, dated June 16, 2004 as amended May 1, 2006, filed on October 15, 2013 as Exhibit (a) to Registrant's Post-effective Amendment No. 18, is incorporated by reference.

(b)
By-laws, of the Allianz Variable Insurance Products Fund of Funds Trust, dated June 16, 2004 as amended May 1, 2006, filed on October 15, 2013 as Exhibit (b) to Registrant's Post-effective Amendment No. 18, is incorporated by reference.

(c)	Not Applicable

(d)(1)
Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30, 2004 as Exhibit (d)(1) to Registrant's Pre-effective Amendment No. 2, is incorporated by reference.

(d)(1)(i)*
Revised Schedule A dated October 23, 2017, to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(d)(1)(ii)
Revised Attachment 1, dated October 14, 2016, to Schedule A of  the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on February 15, 2017 as Exhibit (d)(1)(ii) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(e)(1)
Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(e)(1)(i)
Revised Schedule I dated November 1, 2016, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 15, 2017 as Exhibit (e)(1)(i) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(e)(1)(ii)
Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 2, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(e)(2)
Amended and Restated Participation Agreement, dated November 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 18, 2016, as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(e)(3)
Amended and Restated Participation Agreement, dated November 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 18, 2016, as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(f)	Not Applicable

(g)
Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 2, 2009 as Exhibit (g) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(g)(1)(i)
Amendments dated ; May 2, 2011, July 16, 2010, April 22, 2010, and October 26,2009 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on December 13, 2011 as Exhibit (g)(1)(i) to Registrant's Post-Effective Amendment No. 11, is incorporated by reference.

(g)(1)(ii)
Custody and Securities Lending Fee Schedule dated October 1, 2011, between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on December 13, 2011 as Exhibit (g)(1)(ii) to Registrant's Post-Effective Amendment No. 11, is incorporated by reference.

(g)(1)(iii)
Amendment dated October 31, 2013 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed  on April 23, 2014 as Exhibit (g)(1)(iii) to Registrant's Post-Effective Amendment No. 21, is incorporated by reference.

(g)(1)(iv)
Amendments dated January 10, 2014 and April 28, 2014 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 5, 2015 as Exhibit (g)(1)(iv) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.

(g)(1)(v)
Amendments dated October 27, 2014 and April 27, 2015, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 21, 2015 as Exhibit (g)(1)(v) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(g)(1)(vi)
Fourteenth Amendment dated October 30, 2015, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 18, 2016, as Exhibit (g)(1)(vi) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(g)(1)(vii)
Fifteenth and Sixteenth Amendments dated April 25, 2016 and October 28, 2016, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 15, 2017 as Exhibit (g)(1)(vii) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(h)(1)*	Services Agreement dated January 1, 2018, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed herewith.

(h)(1)(i)*	Amendment dated February 21, 2018, to the Services Agreement dated January 1, 2018, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed herewith.

(h)(1)(ii)
Transfer Agency Agreement dated April 1, 2015, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed on April 21, 2015 as Exhibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(h)(2)*	PFO Agreement dated January 1, 2018, between Allianz Variable Insurance Products Fund of Funds Trust and Citi Fund Services Ohio, Inc., filed herewith.

(h)(3)
Amended and Restated Administrative Services Agreement, dated November 1, 2014, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on February 5, 2015 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.

(h)(4)*
Amended and Restated Compliance Services Agreement, dated June 5, 2017, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed herewith.

(h)(5)
Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on February 2, 2009 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(h)(5)(i)*
Revised Exhibit A dated October 23, 2017, to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed herewith..

(h)(5)(ii)
Amendment No. 1 dated January 23, 2012 to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on April 26, 2012 as Exhibit (h)(2)(ii) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.

(h)(6)
Joint Insured Agreement dated November 3, 2010 between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on April 28, 2011, as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 8, is incorporated by reference.

(i)*	Opinion and consent of counsel to the Registrant, filed herewith.

(j)*	Consent of KPMG LLP (Independent Registered public Accounting Firm), filed herewith.

(k)	N/A

(l)	N/A

(m)	N/A

(n)	N/A

(o)	N/A

(p)(1)
Code of Ethics of Allianz Investment Management LLC, tenth amendment and restatement, effective November 1, 2014, filed on April 21, 2015 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(p)(2)	Code of Ethics of Allianz Life Financial Services, LLC, dated August 21, 2007, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(p)(3)
Code of Ethics of Allianz Variable Insurance Products Fund of Funds Trust, revised August 29, 2006, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(q)*	Powers of Attorney, filed herewith.

(r)*	Company Organizational Chart, as of January 22, 2018, filed herewith.
  * Filed herewith

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 30. INDEMNIFICATION

The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Allianz Investment Management LLC (previously Allianz Life Advisers, LLC) - this information is included in Form ADV (CRD #111925) filed with the SEC by Allianz Life Investment Management LLC and is incorporated by reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

(a)   Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:
Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
(b)	Officers and Directors.
Name and Principal Business Address*	Position with Underwriter
Thomas Burns	Governor, Chief Executive Officer, and Chief Manager
Michael J. Brandriet	Governor and President
Catherina A. Mahone	Governor
William E. Gaumond	Governor
Jennifer D. Presnell	Chief Financial Officer and Treasurer
Corey Walther	Vice President, Chief Compliance Officer
Jennifer Sosniecki	Money Laundering Prevention Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary
       *5701 Golden Hills Drive, Minneapolis, Minnesota 55416

(c)  Not applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of:

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416
Allianz Life Financial Services, LLC, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416
Business Data Record Services, 201 9th Ave SW, New Brighton, MN 55112
Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, Ohio 43219
Sungard Investor Services LLC, 4400 Easton Commons, Ste 200, Columbus, Ohio 43219
The Bank of New York Mellon, One Wall Street, New York, New York 10286

ITEM 34.  MANAGEMENT SERVICES

         N/A

ITEM 35.  UNDERTAKINGS

         N/A

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 23rd day of April, 2018.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

By: /s/ Brian Muench
      ______________________________________
      Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on April 23, 2018.

Signature	Title

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Arthur C. Reeds III*	Trustee
Arthur C. Reeds III
/s/ Tamara Lynn Fagely*	Trustee
Tamara Lynn Fagely
/s/ Richard H. Forde*	Trustee
Richard H. Forde

/s/ Bashir C. Asad	Treasurer (principal financial and accounting officer)
Bashir C. Asad

By:  /s/ Brian Muench
      __________________________________
      Brian Muench, President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration Statement

EXHIBITS
TO
POST-EFFECTIVE AMENDMENT NO. 35
TO
FORM N-1A
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit
(d)(1)(i)	Revised Schedule A dated October 23, 2017, to the Investment Management Agreement
(h)(1)	Citi Services Agreement dated January 1, 2018
(h)(1)(i)	Citi Services Agreement Amendment dated February 21, 2018
(h)(2)	Citi PFO Agreement dated January 1, 2018
(h)(4)	Amended and Restated Compliance Services Agreement, dated June 5, 2017
(h)(5)(i)	Revised Exhibit A dated October 23, 2017, to the Amended Expense Limitation Agreement
(i)	Opinion and consent of counsel
(j)	Consent of KPMG LLP (Independent Registered Public Accounting Firm)
(q)	Powers of Attorney
(r)	Organizational Chart